GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 99.0%
Austria – 0.2%
240 Verbund AG (Utilities) $ 19,138
Belgium – 0.2%
209 Elia Group SA/NV (Utilities) 19,569
Brazil – 1.1%
8,279 Centrais Eletricas Brasileiras
SA (Utilities) 47,658
5,988 Cia Paranaense de Energia
(Utilities) 8,755
2,185 Cosan SA (Energy) 3,729
1,364 CPFL Energia SA (Utilities) 7,452
4,251 Energisa SA (Utilities) 28,629
1,270 Engie Brasil Energia SA
(Utilities) 8,083
668 Sao Martinho SA (Consumer
Staples) 2,842
2,526 Transmissora Alianca de
Energia Eletrica SA (Utilities) 14,423
121,571
Canada – 2.9%
3,089 Algonquin Power & Utilities
Corp. (Utilities) 15,333
181 Atco Ltd., Class I (Utilities) 6,352
754 Boralex, Inc., Class A (Utilities) 16,231
238 Capital Power Corp. (Utilities) 10,586
3,625 Fortis, Inc. (Utilities) 162,046
2,308 Hydro One Ltd. (Utilities)
(a)
75,480
1,899 Northland Power, Inc. (Utilities) 27,546
1,063 TransAlta Corp. (Utilities)
(b)
12,049
325,623
China – 12.0%
1,028 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 6,503
3,771 BYD Co. Ltd., Class A
(Consumer Discretionary) 142,938
7,840 BYD Co. Ltd., Class H
(Consumer Discretionary) 255,505
8,141 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 5,592
13,455 CECEP Wind-Power Corp.,
Class A (Utilities) 5,920
2,914 China Baoan Group Co. Ltd.,
Class A (Industrials) 3,963
15,426 China Datang Corp. Renewable
Power Co. Ltd., Class H
(Utilities)
(b)
3,965
24,551 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 20,224
39,166 China National Nuclear Power
Co. Ltd., Class A (Utilities) 50,939
2,057 China Southern Power Grid
Energy Storage Co. Ltd., Class
A (Utilities) 2,936
59,391 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 37,352
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
9,153 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) $ 329,784
3,171 Dongfang Electric Corp. Ltd.,
Class A (Industrials) 6,639
4,285 Eve Energy Co. Ltd., Class A
(Industrials) 28,769
3,685 Flat Glass Group Co. Ltd., Class
A (Information Technology) 12,960
2,987 Flat Glass Group Co. Ltd., Class
H (Information Technology)
(b)
5,320
857 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 4,970
392 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)
1,267
148,792 GCL Technology Holdings Ltd.
(Information Technology)* 27,726
10,627 GEM Co. Ltd., Class A
(Industrials) 10,172
814 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 7,618
7,199 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 11,081
3,685 Gotion High-tech Co. Ltd.,
Class A (Industrials) 11,796
3,942 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 13,423
5,385 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 12,975
3,342 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 6,204
255 Hoymiles Power Electronics,
Inc., Class A (Industrials) 4,388
6,859 JA Solar Technology Co.
Ltd., Class A (Information
Technology) 16,460
15,735 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology) 40,148
4,713 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 9,230
343 Ningbo Deye Technology Co.
Ltd., Class A (Industrials) 4,081
4,713 Ningbo Shanshan Co. Ltd.,
Class A (Materials) 5,668
3,771 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology)* 8,296
6,427 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 7,534
4,401 Shanghai Putailai New Energy
Technology Co. Ltd., Class A
(Materials) 12,097
857 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 4,845

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
428 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) $ 4,172
4,336 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 48,607
2,142 Sunwoda Electronic Co. Ltd.,
Class A (Industrials) 6,753
572 Suzhou Maxwell Technologies
Co. Ltd., Class A (Information
Technology) 9,735
8,377 TCL Zhonghuan Renewable
Energy Technology Co.
Ltd., Class A (Information
Technology) 12,154
3,771 Titan Wind Energy Suzhou Co.
Ltd., Class A (Industrials) 4,774
9,341 Tongwei Co. Ltd., Class A
(Information Technology) 35,364
4,524 Trina Solar Co. Ltd., Class A
(Information Technology) 15,193
1,628 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 4,659
3,645 Xinjiang Daqo New Energy
Co. Ltd., Class A (Information
Technology) 14,478
31,323 Xinyi Solar Holdings Ltd.
(Information Technology) 13,847
4,456 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 13,981
1,885 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Industrials) 8,408
2,742 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) 13,172
1,344,585
Czech Republic – 0.4%
1,195 CEZ AS (Utilities) 48,041
Denmark – 1.7%
1,323 Orsted AS (Utilities)*
(a)
73,410
7,480 Vestas Wind Systems A/S
(Industrials)* 116,210
189,620
Finland – 0.7%
3,145 Fortum OYJ (Utilities) 47,385
1,927 Neste OYJ (Energy) 29,318
76,703
France – 1.4%
7,111 Engie SA (Utilities) 113,298
593 Neoen SA (Utilities)
(a)
24,765
564 SPIE SA (Industrials) 17,752
155,815
Germany – 4.6%
16,394 E.ON SE (Utilities) 210,988
2,247 Infineon Technologies AG
(Information Technology) 73,133
914 Nordex SE (Industrials)* 11,536
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
4,653 RWE AG (Utilities) $ 156,625
983 Siemens Energy AG
(Industrials)* 52,971
164 SMA Solar Technology AG
(Information Technology) 2,366
69 Wacker Chemie AG (Materials) 5,157
512,776
Greece – 0.1%
421 Public Power Corp. SA
(Utilities) 5,091
India – 1.9%
3,271 Adani Green Energy Ltd.
(Utilities)* 51,251
5,415 Inox Wind Ltd. (Industrials)* 12,243
20,534 NHPC Ltd. (Utilities) 19,791
7,553 Power Grid Corp. of India Ltd.
(Utilities) 29,445
4,627 SJVN Ltd. (Utilities) 6,291
778 Sterling and Wilson Renewable
(Industrials)* 4,479
77,750 Suzlon Energy Ltd.
(Industrials)* 57,952
6,134 Tata Power Co. Ltd. (The)
(Utilities) 30,065
211,517
Italy – 4.3%
6,238 A2A SpA (Utilities) 14,080
57,507 Enel SpA (Utilities) 413,632
389 ERG SpA (Utilities) 8,537
5,689 Terna - Rete Elettrica Nazionale
(Utilities) 48,118
484,367
Japan – 4.2%
2,984 Chubu Electric Power Co., Inc.
(Utilities) 31,452
3,462 Denso Corp. (Consumer
Discretionary) 49,077
10,950 Hitachi Ltd. (Industrials) 273,486
3,012 Kansai Electric Power Co., Inc.
(The) (Utilities) 38,616
3,252 Kyushu Electric Power Co., Inc.
(Utilities) 31,960
700 Osaka Gas Co. Ltd. (Utilities) 15,307
700 Shikoku Electric Power Co.,
Inc. (Utilities) 5,728
2,623 SUMCO Corp. (Information
Technology) 21,011
900 Tohoku Electric Power Co., Inc.
(Utilities) 7,281
473,918
New Zealand – 0.3%
9,398 Meridian Energy Ltd. (Utilities) 34,524
Portugal – 0.7%
22,553 EDP SA (Utilities) 81,514

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Singapore – 0.5%
6,600 Sembcorp Industries Ltd.
(Utilities) $ 25,698
1,175 STMicroelectronics NV
(Information Technology) 30,120
55,818
South Korea – 1.6%
133 CS Wind Corp. (Industrials) 3,823
741 Ecopro Co. Ltd. (Industrials)* 40,422
371 Hanwha Solutions Corp.
(Materials) 4,313
1,077 Korea Electric Power Corp.
(Utilities)* 18,451
177 L&F Co. Ltd. (Industrials)* 12,472
168 LG Chem Ltd. (Materials) 34,201
345 Samsung SDI Co. Ltd.
(Information Technology) 62,939
176,621
Spain – 5.8%
96 Acciona SA (Utilities) 12,198
1,280 Endesa SA (Utilities) 28,039
38,112 Iberdrola SA (Utilities) 543,025
229 Naturgy Energy Group SA
(Utilities) 5,640
3,198 Redeia Corp. SA (Utilities) 57,084
572 Solaria Energia y Medio
Ambiente SA (Utilities)* 5,474
651,460
Switzerland – 1.1%
1,895 ABB Ltd. (Industrials) 108,151
80 BKW AG (Utilities) 13,748
121,899
Taiwan – 0.5%
3,007 Delta Electronics, Inc.
(Information Technology) 35,270
4,181 Sino-American Silicon
Products, Inc. (Information
Technology) 19,757
55,027
United Kingdom – 4.0%
2,860 Drax Group PLC (Utilities) 24,247
19,324 National Grid PLC (Utilities) 243,800
8,100 SSE PLC (Utilities) 182,385
450,432
United States – 48.8%
2,825 AES Corp. (The) (Utilities) 36,838
1,034 Alliant Energy Corp. (Utilities) 65,349
1,072 Ameren Corp. (Utilities) 101,186
236 Ameresco, Inc., Class A
(Industrials)* 6,648
2,150 American Electric Power Co.,
Inc. (Utilities) 214,699
1,070 Array Technologies, Inc.
(Industrials)* 7,180
287 Avangrid, Inc. (Utilities) 10,361
573 Avista Corp. (Utilities) 22,169
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
1,451 Bloom Energy Corp., Class A
(Industrials)* $ 39,830
999 Brookfield Renewable Corp.,
Class A (Utilities)
(b)
31,836
1,169 CenterPoint Energy, Inc.
(Utilities) 38,133
600 Clearway Energy, Inc., Class C
(Utilities) 17,694
545 CMS Energy Corp. (Utilities) 37,992
1,393 Consolidated Edison, Inc.
(Utilities) 140,122
3,385 Dominion Energy, Inc.
(Utilities) 198,869
332 DTE Energy Co. (Utilities) 41,759
2,358 Duke Energy Corp. (Utilities) 276,004
2,842 Edison International (Utilities) 249,385
84 EMCOR Group, Inc.
(Industrials) 42,850
1,022 Enovix Corp. (Industrials)* 9,454
971 Enphase Energy, Inc.
(Information Technology)* 69,281
860 Entergy Corp. (Utilities) 134,306
1,407 Eversource Energy (Utilities) 90,737
4,042 Exelon Corp. (Utilities) 159,902
749 First Solar, Inc. (Information
Technology)* 149,253
454 Fluence Energy, Inc.
(Industrials)* 8,540
241 Generac Holdings, Inc.
(Industrials)* 45,356
621 General Electric Co.
(Industrials) 113,121
463 Green Plains, Inc. (Energy)* 5,000
336 Itron, Inc. (Information
Technology)* 39,826
251 MasTec, Inc. (Industrials)* 36,159
146 MGE Energy, Inc. (Utilities) 15,225
6,678 NextEra Energy, Inc. (Utilities) 525,358
1,006 NEXTracker, Inc., Class A
(Industrials)* 38,389
245 Northwestern Energy Group,
Inc. (Utilities) 13,534
376 NRG Energy, Inc. (Utilities) 38,205
781 ON Semiconductor Corp.
(Information Technology)* 55,545
429 Ormat Technologies, Inc.
(Utilities) 35,015
75 Otter Tail Corp. (Utilities) 6,048
8,362 PG&E Corp. (Utilities) 180,870
6,010 Plug Power, Inc. (Industrials)*
(b)
13,462
3,683 Public Service Enterprise
Group, Inc. (Utilities) 347,307
589 Quanta Services, Inc.
(Industrials) 202,922
2,477 QuantumScape Corp.
(Consumer Discretionary)* 12,955
423 Schneider Electric SE
(Industrials) 108,789
2,561 Sempra (Utilities) 239,889

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
420 SolarEdge Technologies, Inc.
(Information Technology)* $ 6,636
1,214 Southern Co. (The) (Utilities) 108,204
796 Sunnova Energy International,
Inc. (Utilities)* 4,410
1,590 Sunrun, Inc. (Industrials)* 18,333
2,382 Tesla, Inc. (Consumer
Discretionary)* 822,171
36 Valmont Industries, Inc.
(Industrials) 12,523
578 WEC Energy Group, Inc.
(Utilities) 58,407
505 Wolfspeed, Inc. (Information
Technology)* 4,838
2,239 Xcel Energy, Inc. (Utilities) 162,462
5,471,336
TOTAL COMMON STOCKS
(Cost $10,156,420)
11,086,965
Shares Description Rate Value
a
Preferred Stocks – 0.4%
Brazil – 0.4%
1,741 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 3.92% 11,375
14,099 Cia Energetica
de Minas Gerais
(Utilities) 13.49 28,100
7,684 Cia Paranaense
de Energia -
Copel (Utilities) 3.60 12,496
TOTAL PREFERRED STOCKS
(Cost $56,304)
51,971
Shares Dividend Rate Value
aa a
Investment Company – 0.3%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
29,654 4.511% 29,654
(Cost $29,654)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $10,242,378)
11,168,590
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.6%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund – Institutional Shares
67,989 4.541% $ 67,989
(Cost $67,989)
TOTAL INVESTMENTS – 100.3%
(Cost $10,310,367)
$ 11,236,579
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.3)%
(35,178)
NET ASSETS – 100.0%
$ 11,201,401
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
Sector Name
% of
Market
Value
Utilities 62.0%
Industrials 17.2
Consumer Discretionary 11.4
Information Technology 7.3
Materials 0.9
Energy 0.3
Investment Company 0.3
Consumer Staples 0.0
Securities Lending Reinvestment Vehicle 0.6
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 3.5%
11,027 Alphabet, Inc., Class A $ 1,863,012
86,651 AT&T, Inc. 2,006,837
4,746 Charter Communications, Inc.,
Class A* 1,883,996
43,061 Comcast Corp., Class A 1,859,805
12,221 Electronic Arts, Inc. 2,000,211
15,411 Live Nation Entertainment, Inc.* 2,130,571
3,428 Meta Platforms, Inc., Class A 1,968,769
2,502 Netflix, Inc.* 2,218,799
18,547 Omnicom Group, Inc. 1,944,096
57,793 Pinterest, Inc., Class A* 1,752,284
37,065 ROBLOX Corp., Class A* 1,858,068
11,567 Take-Two Interactive Software,
Inc.* 2,178,991
8,323 T-Mobile US, Inc. 2,055,282
15,601 Trade Desk, Inc. (The), Class A* 2,005,508
47,006 Verizon Communications, Inc. 2,084,246
19,625 Walt Disney Co. (The) 2,305,349
230,423 Warner Bros Discovery, Inc.* 2,414,833
34,530,657
Consumer Discretionary – 9.1%
13,785 Airbnb, Inc., Class A* 1,876,276
9,415 Amazon.com, Inc.* 1,957,284
608 AutoZone, Inc.* 1,927,080
21,579 Best Buy Co., Inc. 1,942,110
393 Booking Holdings, Inc. 2,044,378
7,715 Burlington Stores, Inc.* 2,174,704
80,293 Carnival Corp.* 2,041,851
8,152 Carvana Co.* 2,122,944
33,159 Chipotle Mexican Grill, Inc.* 2,039,942
11,735 D.R. Horton, Inc. 1,980,633
11,246 Darden Restaurants, Inc. 1,982,332
11,704 Deckers Outdoor Corp.* 2,293,516
4,377 Domino's Pizza, Inc. 2,084,284
11,557 DoorDash, Inc., Class A* 2,085,807
51,191 DraftKings, Inc., Class A* 2,234,487
31,770 eBay, Inc. 2,010,723
11,329 Expedia Group, Inc.* 2,091,560
8,164 Flutter Entertainment PLC
(United Kingdom)* 2,255,876
175,082 Ford Motor Co. 1,948,663
9,283 Garmin Ltd. 1,973,566
35,524 General Motors Co. 1,974,779
15,854 Genuine Parts Co. 2,009,177
7,879 Hilton Worldwide Holdings, Inc. 1,996,854
5,006 Home Depot, Inc. (The) 2,148,225
38,264 Las Vegas Sands Corp. 2,030,288
11,605 Lennar Corp., Class A 2,023,796
7,441 Lowe’s Cos., Inc. 2,027,152
7,001 Marriott International, Inc.,
Class A 2,023,919
6,579 McDonald's Corp. 1,947,450
25,609 NIKE, Inc., Class B 2,017,221
212 NVR, Inc.* 1,957,943
1,578 O'Reilly Automotive, Inc.* 1,961,801
5,310 Pool Corp. 2,002,348
15,099 PulteGroup, Inc. 2,042,442
13,736 Ross Stores, Inc. 2,127,294
8,611 Royal Caribbean Cruises Ltd. 2,101,601
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
20,279 Starbucks Corp. $ 2,077,786
6,755 Tesla, Inc.* 2,331,556
16,850 TJX Cos., Inc. (The) 2,117,877
13,110 Toll Brothers, Inc. 2,165,379
6,718 Tractor Supply Co. 1,905,695
5,065 Ulta Beauty, Inc.* 1,958,332
15,174 Williams-Sonoma, Inc. 2,610,232
14,529 Yum! Brands, Inc. 2,018,659
90,645,822
Consumer Staples – 6.4%
35,630 Altria Group, Inc. 2,057,276
36,660 Archer-Daniels-Midland Co. 2,001,636
46,839 Brown-Forman Corp., Class B 1,970,985
22,602 Bunge Global SA 2,028,303
18,493 Church & Dwight Co., Inc. 2,036,634
11,725 Clorox Co. (The) 1,960,068
30,406 Coca-Cola Co. (The) 1,948,417
21,286 Colgate-Palmolive Co. 2,056,866
66,060 Conagra Brands, Inc. 1,819,953
8,448 Constellation Brands, Inc., Class
A 2,035,546
2,171 Costco Wholesale Corp. 2,109,951
24,734 Dollar General Corp. 1,911,196
31,615 Dollar Tree, Inc.* 2,253,201
30,556 Estee Lauder Cos., Inc. (The),
Class A 2,203,699
29,055 General Mills, Inc. 1,925,184
10,834 Hershey Co. (The) 1,908,192
23,831 Kellanova 1,937,222
86,190 Kenvue, Inc. 2,075,455
58,482 Keurig Dr Pepper, Inc. 1,909,437
14,711 Kimberly-Clark Corp. 2,049,978
57,282 Kraft Heinz Co. (The) 1,831,306
32,386 Kroger Co. (The) 1,978,137
25,219 McCormick & Co., Inc. 1,977,422
28,902 Mondelez International, Inc.,
Class A 1,877,185
35,699 Monster Beverage Corp.* 1,968,086
11,754 PepsiCo, Inc. 1,921,191
15,353 Philip Morris International, Inc. 2,042,870
12,008 Procter & Gamble Co. (The) 2,152,554
24,923 Sysco Corp. 1,921,813
13,156 Target Corp. 1,740,670
32,639 Tyson Foods, Inc., Class A 2,105,216
23,136 Walmart, Inc. 2,140,080
63,855,729
Energy – 4.9%
46,197 Baker Hughes Co. 2,030,358
9,689 Cheniere Energy, Inc. 2,170,433
12,228 Chevron Corp. 1,980,080
34,034 ConocoPhillips 3,687,243
78,747 Coterra Energy, Inc. 2,104,120
48,718 Devon Energy Corp. 1,848,848
10,520 Diamondback Energy, Inc. 1,868,247
15,165 EOG Resources, Inc. 2,020,888
47,610 EQT Corp. 2,163,398
21,036 Expand Energy Corp. 2,081,723
15,925 Exxon Mobil Corp. 1,878,513

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
63,779 Halliburton Co. $ 2,031,999
13,405 Hess Corp. 1,972,948
73,277 Kinder Morgan, Inc. 2,071,541
12,472 Marathon Petroleum Corp. 1,947,503
37,352 Occidental Petroleum Corp. 1,889,264
18,864 ONEOK, Inc. 2,142,950
15,120 Phillips 66 2,025,778
44,689 Schlumberger NV 1,963,635
10,287 Targa Resources Corp. 2,101,634
1,447 Texas Pacific Land Corp. 2,315,330
13,939 Valero Energy Corp. 1,938,636
34,845 Williams Cos., Inc. (The) 2,039,129
48,274,198
Financials – 15.5%
17,948 Aflac, Inc. 2,046,072
10,249 Allstate Corp. (The) 2,125,540
6,543 American Express Co. 1,993,521
25,426 American International Group,
Inc. 1,954,751
3,422 Ameriprise Financial, Inc. 1,964,125
5,102 Aon PLC, Class A 1,997,637
11,840 Apollo Global Management, Inc. 2,072,355
19,146 Arch Capital Group Ltd. 1,928,385
11,302 Ares Management Corp., Class A 1,997,402
6,673 Arthur J Gallagher & Co. 2,083,578
42,556 Bank of America Corp. 2,021,836
24,601 Bank of New York Mellon Corp.
(The) 2,014,084
4,138 Berkshire Hathaway, Inc., Class
B* 1,998,737
1,885 Blackrock, Inc. 1,927,978
10,948 Blackstone, Inc. 2,092,053
24,924 Block, Inc.* 2,207,020
17,542 Brown & Brown, Inc. 1,984,000
10,191 Capital One Financial Corp. 1,956,774
9,645 Cboe Global Markets, Inc. 2,081,873
25,602 Charles Schwab Corp. (The) 2,118,822
6,915 Chubb Ltd. 1,996,568
12,865 Cincinnati Financial Corp. 2,056,213
27,845 Citigroup, Inc. 1,973,375
41,032 Citizens Financial Group, Inc. 1,975,280
8,806 CME Group, Inc. 2,095,828
7,949 Coinbase Global, Inc., Class A* 2,354,494
5,518 Corpay, Inc.* 2,103,351
10,793 Discover Financial Services 1,968,967
5,331 Everest Group Ltd. 2,066,082
4,077 FactSet Research Systems, Inc. 2,000,462
31,910 Fidelity National Financial, Inc. 2,022,775
22,315 Fidelity National Information
Services, Inc. 1,903,470
42,024 Fifth Third Bancorp 2,019,673
867 First Citizens BancShares, Inc.,
Class A 1,989,765
9,149 Fiserv, Inc.* 2,021,563
16,909 Global Payments, Inc. 2,011,495
3,268 Goldman Sachs Group, Inc.
(The)
(a)
1,988,807
16,651 Hartford Financial Services
Group, Inc. (The) 2,053,235
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
111,341 Huntington Bancshares, Inc. $ 2,005,251
11,322 Interactive Brokers Group, Inc.,
Class A 2,163,521
12,481 Intercontinental Exchange, Inc. 2,008,942
10,716 Jack Henry & Associates, Inc. 1,887,945
7,883 JPMorgan Chase & Co. 1,968,543
99,139 KeyCorp 1,931,228
12,696 KKR & Co., Inc. 2,067,798
23,366 Loews Corp. 2,026,533
6,310 LPL Financial Holdings, Inc. 2,051,696
9,127 M&T Bank Corp. 2,007,849
1,188 Markel Group, Inc.* 2,118,109
8,647 Marsh & McLennan Cos., Inc. 2,016,740
3,694 Mastercard, Inc., Class A 1,968,680
23,076 MetLife, Inc. 2,035,995
4,195 Moody's Corp. 2,097,416
14,641 Morgan Stanley 1,926,902
3,382 MSCI, Inc. 2,061,769
25,176 Nasdaq, Inc. 2,089,356
18,116 Northern Trust Corp. 2,013,775
23,791 PayPal Holdings, Inc.* 2,064,345
9,512 PNC Financial Services Group,
Inc. (The) 2,042,417
22,431 Principal Financial Group, Inc. 1,953,516
7,573 Progressive Corp. (The) 2,036,228
15,046 Prudential Financial, Inc. 1,947,103
12,063 Raymond James Financial, Inc. 2,042,025
74,927 Regions Financial Corp. 2,042,510
3,975 S&P Global, Inc. 2,076,977
19,904 State Street Corp. 1,960,743
28,899 Synchrony Financial 1,951,260
16,017 T. Rowe Price Group, Inc. 1,983,545
15,267 Tradeweb Markets, Inc., Class A 2,068,679
7,611 Travelers Cos., Inc. (The) 2,024,830
41,695 Truist Financial Corp. 1,988,018
37,597 US Bancorp 2,003,544
6,315 Visa, Inc., Class A 1,989,730
32,025 W R Berkley Corp. 2,067,214
26,445 Wells Fargo & Co. 2,014,316
6,098 Willis Towers Watson PLC 1,963,556
153,836,550
Health Care – 11.5%
16,568 Abbott Laboratories 1,967,781
9,552 AbbVie, Inc. 1,747,347
13,953 Agilent Technologies, Inc. 1,925,095
8,797 Align Technology, Inc.* 2,047,678
7,058 Alnylam Pharmaceuticals, Inc.* 1,786,168
6,008 Amgen, Inc. 1,699,483
84,085 Avantor, Inc.* 1,770,830
53,597 Baxter International, Inc. 1,806,755
8,109 Becton Dickinson & Co. 1,799,387
11,027 Biogen, Inc.* 1,771,267
29,094 BioMarin Pharmaceutical, Inc.* 1,921,077
22,345 Boston Scientific Corp.* 2,025,798
34,206 Bristol-Myers Squibb Co. 2,025,679
16,815 Cardinal Health, Inc. 2,055,466
7,857 Cencora, Inc. 1,976,428
30,908 Centene Corp.* 1,854,480
6,202 Cigna Group (The) 2,095,036

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
18,922 Cooper Cos., Inc. (The)* $ 1,976,592
31,736 CVS Health Corp. 1,899,400
7,768 Danaher Corp. 1,861,912
28,122 Dexcom, Inc.* 2,193,235
29,287 Edwards Lifesciences Corp.* 2,089,627
4,556 Elevance Health, Inc. 1,854,110
2,483 Eli Lilly & Co. 1,974,854
35,696 Exact Sciences Corp.* 2,216,008
22,329 GE HealthCare Technologies,
Inc. 1,858,219
21,124 Gilead Sciences, Inc. 1,955,660
5,469 HCA Healthcare, Inc. 1,789,566
24,244 Hologic, Inc.* 1,927,398
6,787 Humana, Inc. 2,011,531
4,642 IDEXX Laboratories, Inc.* 1,957,764
12,745 Illumina, Inc.* 1,837,192
8,136 Insulet Corp.* 2,170,522
3,758 Intuitive Surgical, Inc.* 2,036,836
8,859 IQVIA Holdings, Inc.* 1,779,242
12,206 Johnson & Johnson 1,892,052
8,312 Labcorp Holdings, Inc. 2,004,522
3,551 McKesson Corp. 2,231,803
21,606 Medtronic PLC 1,869,783
19,003 Merck & Co., Inc. 1,931,465
1,406 Mettler-Toledo International,
Inc.* 1,759,187
36,968 Moderna, Inc.* 1,591,842
5,835 Molina Healthcare, Inc.* 1,738,246
70,368 Pfizer, Inc. 1,844,345
12,504 Quest Diagnostics, Inc. 2,033,901
2,357 Regeneron Pharmaceuticals,
Inc.* 1,768,269
7,886 ResMed, Inc. 1,963,772
15,501 Revvity, Inc. 1,800,286
8,473 STERIS PLC 1,856,095
5,232 Stryker Corp. 2,051,729
3,447 Thermo Fisher Scientific, Inc. 1,825,635
3,254 UnitedHealth Group, Inc. 1,985,591
8,911 Veeva Systems, Inc., Class A* 2,030,371
3,917 Vertex Pharmaceuticals, Inc.* 1,833,665
164,583 Viatris, Inc. 2,154,391
5,061 Waters Corp.* 1,947,068
5,889 West Pharmaceutical Services,
Inc. 1,917,930
17,514 Zimmer Biomet Holdings, Inc. 1,963,319
11,259 Zoetis, Inc. 1,973,140
113,633,830
Industrials – 16.1%
14,583 3M Co. 1,947,268
10,082 AMETEK, Inc. 1,959,739
6,304 Automatic Data Processing, Inc. 1,934,887
4,243 Axon Enterprise, Inc.* 2,745,051
12,976 Boeing Co. (The)* 2,016,989
10,505 Booz Allen Hamilton Holding
Corp. 1,556,631
8,883 Broadridge Financial Solutions,
Inc. 2,096,566
10,992 Builders FirstSource, Inc.* 2,049,678
4,298 Carlisle Cos., Inc. 1,962,897
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
25,858 Carrier Global Corp. $ 2,000,634
4,645 Caterpillar, Inc. 1,886,381
8,921 Cintas Corp. 2,014,273
34,954 Copart, Inc.* 2,215,734
52,428 CSX Corp. 1,916,243
5,455 Cummins, Inc. 2,045,843
4,760 Deere & Co. 2,217,684
31,232 Delta Air Lines, Inc. 1,993,226
9,549 Dover Corp. 1,966,139
5,315 Eaton Corp. PLC 1,995,357
3,844 EMCOR Group, Inc. 1,960,901
15,300 Emerson Electric Co. 2,028,780
7,351 Equifax, Inc. 1,922,728
16,309 Expeditors International of
Washington, Inc. 1,983,827
23,255 Fastenal Co. 1,943,188
7,029 FedEx Corp. 2,127,467
9,262 Ferguson Enterprises, Inc. 1,999,944
26,073 Fortive Corp. 2,068,371
5,765 GE Vernova, Inc.* 1,926,202
6,296 General Dynamics Corp. 1,788,127
10,659 General Electric Co. 1,941,643
21,901 Graco, Inc. 1,994,743
8,937 Honeywell International, Inc. 2,081,695
17,047 Howmet Aerospace, Inc. 2,018,024
4,050 Hubbell, Inc. 1,863,365
8,198 IDEX Corp. 1,890,705
7,020 Illinois Tool Works, Inc. 1,948,190
18,904 Ingersoll Rand, Inc. 1,969,230
9,944 J.B. Hunt Transport Services, Inc. 1,880,510
13,021 Jacobs Solutions, Inc. 1,838,956
23,840 Johnson Controls International
PLC 1,999,222
7,499 L3Harris Technologies, Inc. 1,846,629
9,926 Leidos Holdings, Inc. 1,641,760
3,169 Lennox International, Inc. 2,114,135
3,476 Lockheed Martin Corp. 1,840,229
23,992 Masco Corp. 1,932,796
7,297 Nordson Corp. 1,904,444
7,009 Norfolk Southern Corp. 1,933,433
3,672 Northrop Grumman Corp. 1,797,995
8,452 Old Dominion Freight Line, Inc. 1,902,883
19,226 Otis Worldwide Corp. 1,979,894
10,336 Owens Corning 2,125,288
16,666 PACCAR, Inc. 1,949,922
2,735 Parker-Hannifin Corp. 1,922,432
13,118 Paychex, Inc. 1,918,770
18,863 Pentair PLC 2,055,878
6,284 Quanta Services, Inc. 2,164,964
9,336 Republic Services, Inc. 2,038,049
6,631 Rockwell Automation, Inc. 1,957,073
40,079 Rollins, Inc. 2,017,176
15,915 RTX Corp. 1,938,924
5,504 Snap-on, Inc. 2,034,774
62,050 Southwest Airlines Co. 2,007,938
26,340 SS&C Technologies Holdings,
Inc. 2,037,136
21,312 Stanley Black & Decker, Inc. 1,906,358
22,124 Textron, Inc. 1,894,478
4,943 Trane Technologies PLC 2,057,375

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,401 TransDigm Group, Inc. $ 1,755,411
18,769 TransUnion 1,905,054
26,294 Uber Technologies, Inc.* 1,892,116
7,793 Union Pacific Corp. 1,906,635
22,382 United Airlines Holdings, Inc.* 2,167,249
14,489 United Parcel Service, Inc.,
Class B 1,966,447
2,199 United Rentals, Inc. 1,904,334
18,871 Veralto Corp. 2,041,654
6,908 Verisk Analytics, Inc. 2,032,403
16,295 Vertiv Holdings Co., Class A 2,079,242
1,622 W.W. Grainger, Inc. 1,955,062
8,811 Waste Management, Inc. 2,010,846
3,802 Watsco, Inc. 2,097,183
9,610 Westinghouse Air Brake
Technologies Corp. 1,927,958
15,612 Xylem, Inc. 1,978,821
160,238,186
Information Technology – 16.3%
5,454 Accenture PLC, Class A (Ireland) 1,976,366
3,824 Adobe, Inc.* 1,972,916
13,455 Advanced Micro Devices, Inc.* 1,845,690
18,627 Akamai Technologies, Inc.* 1,751,311
27,024 Amphenol Corp., Class A 1,963,294
8,537 Analog Devices, Inc. 1,861,493
5,757 ANSYS, Inc.* 2,021,283
8,606 Apple, Inc. 2,042,462
10,330 Applied Materials, Inc. 1,804,754
11,496 AppLovin Corp., Class A* 3,871,278
4,590 Arista Networks, Inc.* 1,862,714
8,559 Atlassian Corp., Class A* 2,255,981
6,409 Autodesk, Inc.* 1,870,787
10,913 Broadcom, Inc. 1,768,779
6,487 Cadence Design Systems, Inc.* 1,990,276
9,541 CDW Corp. 1,678,548
33,510 Cisco Systems, Inc. 1,984,127
21,013 Cloudflare, Inc., Class A* 2,097,728
24,430 Cognizant Technology Solutions
Corp., Class A 1,966,371
39,818 Corning, Inc. 1,937,942
6,025 Crowdstrike Holdings, Inc.,
Class A* 2,084,469
15,116 Datadog, Inc., Class A* 2,308,969
14,157 Dell Technologies, Inc., Class C 1,806,292
18,453 Entegris, Inc. 1,949,190
924 Fair Isaac Corp.* 2,194,528
9,985 First Solar, Inc.* 1,989,711
23,930 Fortinet, Inc.* 2,274,546
3,631 Gartner, Inc.* 1,880,604
66,625 Gen Digital, Inc. 2,055,381
11,060 GoDaddy, Inc., Class A* 2,185,124
10,102 Guidewire Software, Inc.* 2,049,595
91,185 Hewlett Packard Enterprise Co. 1,934,946
53,235 HP, Inc. 1,886,116
3,226 HubSpot, Inc.* 2,326,107
79,656 Intel Corp. 1,915,727
9,091 International Business Machines
Corp. 2,067,384
2,947 Intuit, Inc. 1,891,178
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
14,109 Jabil, Inc. $ 1,916,425
11,978 Keysight Technologies, Inc.* 2,046,322
2,895 KLA Corp. 1,873,152
25,481 Lam Research Corp. 1,882,536
6,903 Manhattan Associates, Inc.* 1,970,392
21,243 Marvell Technology, Inc. 1,969,014
26,112 Microchip Technology, Inc. 1,780,055
17,402 Micron Technology, Inc. 1,704,526
4,634 Microsoft Corp. 1,962,314
7,656 MicroStrategy, Inc., Class A* 2,966,470
6,819 MongoDB, Inc.* 2,199,059
2,479 Monolithic Power Systems, Inc. 1,407,180
4,118 Motorola Solutions, Inc. 2,057,765
16,038 NetApp, Inc. 1,966,900
29,161 Nutanix, Inc., Class A* 1,903,630
13,343 NVIDIA Corp. 1,844,670
26,576 ON Semiconductor Corp.* 1,890,085
10,645 Oracle Corp. 1,967,622
36,032 Palantir Technologies, Inc., Class
A* 2,417,027
5,026 Palo Alto Networks, Inc.* 1,949,183
9,775 PTC, Inc.* 1,955,586
35,898 Pure Storage, Inc., Class A* 1,902,235
11,225 QUALCOMM, Inc. 1,779,499
3,423 Roper Technologies, Inc. 1,938,924
6,284 Salesforce, Inc. 2,073,657
18,589 Seagate Technology Holdings
PLC 1,883,623
1,950 ServiceNow, Inc.* 2,046,408
21,395 Skyworks Solutions, Inc. 1,873,988
16,136 Snowflake, Inc., Class A* 2,820,573
88,177 Super Micro Computer, Inc.* 2,878,097
3,525 Synopsys, Inc.* 1,968,677
12,455 TE Connectivity PLC
(Switzerland) 1,882,200
4,040 Teledyne Technologies, Inc.* 1,960,450
17,842 Teradyne, Inc. 1,962,620
9,079 Texas Instruments, Inc. 1,825,151
27,137 Trimble, Inc.* 1,980,187
3,201 Tyler Technologies, Inc.* 2,013,973
10,505 VeriSign, Inc.* 1,966,326
27,949 Western Digital Corp.* 2,039,998
7,743 Workday, Inc., Class A* 1,935,673
4,954 Zebra Technologies Corp., Class
A* 2,016,278
24,097 Zoom Communications, Inc.,
Class A* 1,992,581
9,991 Zscaler, Inc.* 2,064,041
161,759,039
Materials – 5.0%
6,277 Air Products and Chemicals, Inc. 2,098,589
9,429 Avery Dennison Corp. 1,941,903
32,160 Ball Corp. 1,999,066
20,811 Celanese Corp. 1,523,573
23,034 CF Industries Holdings, Inc. 2,065,229
31,330 Corteva, Inc. 1,949,979
19,270 CRH PLC 1,970,743
40,155 Dow, Inc. 1,775,253
22,738 DuPont de Nemours, Inc. 1,900,670

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
7,830 Ecolab, Inc. $ 1,947,869
41,047 Freeport-McMoRan, Inc. 1,814,277
21,770 International Flavors &
Fragrances, Inc. 1,988,907
32,926 International Paper Co. 1,937,037
4,166 Linde PLC 1,920,484
22,532 LyondellBasell Industries NV,
Class A 1,877,817
3,097 Martin Marietta Materials, Inc. 1,858,200
43,506 Newmont Corp. 1,824,642
11,569 Nucor Corp. 1,789,609
7,985 Packaging Corp. of America 1,987,067
15,341 PPG Industries, Inc. 1,907,960
6,017 Reliance, Inc. 1,932,901
14,446 RPM International, Inc. 2,004,816
5,086 Sherwin-Williams Co. (The) 2,021,176
36,466 Smurfit WestRock PLC 2,006,359
12,619 Steel Dynamics, Inc. 1,833,162
6,656 Vulcan Materials Co. 1,917,793
49,795,081
Real Estate – 5.5%
17,365 Alexandria Real Estate Equities,
Inc. REIT 1,914,144
9,666 American Tower Corp. REIT 2,020,194
8,636 AvalonBay Communities, Inc.
REIT 2,032,483
15,052 CBRE Group, Inc., Class A* 2,107,129
25,719 CoStar Group, Inc.* 2,091,983
18,681 Crown Castle, Inc. REIT 1,984,856
11,151 Digital Realty Trust, Inc. REIT 2,182,139
2,186 Equinix, Inc. REIT 2,145,515
27,136 Equity Residential REIT 2,080,246
6,585 Essex Property Trust, Inc. REIT 2,044,379
12,228 Extra Space Storage, Inc. REIT 2,090,499
87,101 Healthpeak Properties, Inc. REIT 1,915,351
58,569 Invitation Homes, Inc. REIT 2,005,988
16,958 Iron Mountain, Inc. REIT 2,097,196
79,543 Kimco Realty Corp. REIT 2,033,915
12,773 Mid-America Apartment
Communities, Inc. REIT 2,096,816
17,191 Prologis, Inc. REIT 2,007,565
6,037 Public Storage REIT 2,101,178
34,313 Realty Income Corp. REIT 1,986,380
8,744 SBA Communications Corp.
REIT 1,978,330
11,216 Simon Property Group, Inc.
REIT 2,059,258
14,892 Sun Communities, Inc. REIT 1,881,306
30,845 Ventas, Inc. REIT 1,976,239
62,197 VICI Properties, Inc. REIT 2,028,244
35,236 W.P. Carey, Inc. REIT 2,010,566
14,655 Welltower, Inc. REIT 2,025,028
61,751 Weyerhaeuser Co. REIT 1,992,087
54,889,014
Utilities – 6.0%
34,008 Alliant Energy Corp. 2,149,306
22,028 Ameren Corp. 2,079,223
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
19,861 American Electric Power Co.,
Inc. $ 1,983,319
14,557 American Water Works Co., Inc. 1,993,436
13,972 Atmos Energy Corp. 2,114,243
65,805 CenterPoint Energy, Inc. 2,146,559
28,416 CMS Energy Corp. 1,980,879
19,509 Consolidated Edison, Inc. 1,962,410
8,144 Constellation Energy Corp. 2,089,425
33,481 Dominion Energy, Inc. 1,967,009
15,835 DTE Energy Co. 1,991,726
17,080 Duke Energy Corp. 1,999,214
23,651 Edison International 2,075,375
13,126 Entergy Corp. 2,049,887
31,659 Evergy, Inc. 2,046,121
31,601 Eversource Energy 2,037,948
50,225 Exelon Corp. 1,986,901
46,259 FirstEnergy Corp. 1,968,320
25,865 NextEra Energy, Inc. 2,034,800
54,538 NiSource, Inc. 2,077,352
20,973 NRG Energy, Inc. 2,131,067
94,657 PG&E Corp. 2,047,431
59,119 PPL Corp. 2,065,027
22,955 Public Service Enterprise Group,
Inc. 2,164,656
22,555 Sempra 2,112,727
22,059 Southern Co. (The) 1,966,119
15,603 Vistra Corp. 2,493,984
20,142 WEC Energy Group, Inc. 2,035,349
29,001 Xcel Energy, Inc. 2,104,313
59,854,126
TOTAL COMMON STOCKS
(Cost $782,064,311)
991,312,232
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
872,007 4.511% 872,007
(Cost $872,007)
TOTAL INVESTMENTS – 99.9%
(Cost $782,936,318)
$ 992,184,239
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
1,248,117
NET ASSETS – 100.0%
$ 993,432,356
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF
Schedule of Investments
November30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 100.0%
Communication Services – 11.7%
35,796 Alphabet, Inc., Class A $ 6,047,734
218,004 Endeavor Group Holdings, Inc.,
Class A
(a)
6,620,781
32,274 GCI Liberty, Inc., Class A*
(b)
—
70,052 Liberty Broadband Corp., Class
C* 5,964,227
10,890 Meta Platforms, Inc., Class A 6,254,345
7,507 Netflix, Inc.* 6,657,283
13,162 Spotify Technology SA* 6,277,748
37,822,118
Consumer Discretionary – 15.9%
69,387 Alibaba Group Holding Ltd.
ADR (China) 6,062,342
29,719 Amazon.com, Inc.* 6,178,283
1,264 Booking Holdings, Inc. 6,575,303
26,140 Carvana Co.* 6,807,379
248,127 Coupang, Inc. (South Korea)* 6,292,501
34,484 Expedia Group, Inc.* 6,366,436
23,540 Flutter Entertainment PLC
(United Kingdom)* 6,504,573
3,350 MercadoLibre, Inc. (Brazil)* 6,650,319
51,437,136
Consumer Staples – 4.0%
329,061 Albertsons Cos., Inc., Class A 6,531,861
77,737 Kellanova 6,319,241
12,851,102
Energy – 6.3%
366,475 Energy Transfer LP 7,278,194
146,642 EQT Corp. 6,663,412
43,327 Hess Corp. 6,376,868
20,318,474
Financials – 16.1%
38,251 Apollo Global Management, Inc. 6,695,072
13,438 Berkshire Hathaway, Inc., Class
B* 6,490,823
36,156 Discover Financial Services 6,595,939
29,808 Fiserv, Inc.* 6,586,376
12,077 Mastercard, Inc., Class A 6,436,316
73,261 PayPal Holdings, Inc.* 6,356,857
24,408 Progressive Corp. (The) 6,562,823
20,389 Visa, Inc., Class A 6,424,166
52,148,372
Health Care – 8.1%
7,994 Eli Lilly & Co. 6,358,028
88,199 Insmed, Inc.* 6,629,037
41,593 Natera, Inc.* 6,978,473
375,227 Teva Pharmaceutical Industries
Ltd. ADR (Israel)* 6,296,309
26,261,847
Industrials – 7.9%
796,585 Alight, Inc., Class A* 6,372,680
19,277 GE Vernova, Inc.* 6,440,831
87,977 Uber Technologies, Inc.* 6,330,825
51,930 Vertiv Holdings Co., Class A 6,626,268
25,770,604
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – 23.7%
18,470 ANSYS, Inc.* $ 6,484,817
27,539 Apple, Inc. 6,535,831
22,092 AppLovin Corp., Class A* 7,439,481
36,888 Broadcom, Inc. 5,978,807
407,063 Core Scientific, Inc.* 7,278,286
185,373 HashiCorp, Inc., Class A* 6,232,240
163,631 Juniper Networks, Inc. 5,877,626
14,723 Microsoft Corp. 6,234,602
42,825 NVIDIA Corp. 5,920,556
18,951 Salesforce, Inc. 6,253,640
112,514 Smartsheet, Inc., Class A* 6,295,158
33,342 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 6,156,934
76,687,978
Materials – 2.0%
62,932 CRH PLC 6,436,056
Utilities – 4.3%
30,924 Talen Energy Corp.* 6,630,415
45,393 Vistra Corp. 7,255,617
13,886,032
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $276,314,400)
323,619,719
Dividend Rate
a
Securities Lending Reinvestment Vehicle – 1.7%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,387,217 4.541% 5,387,217
(Cost $5,387,217)
TOTAL INVESTMENTS – 101.7%
(Cost $281,701,617)
$ 329,006,936
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.7)%
(5,655,298)
NET ASSETS – 100.0%
$ 323,351,638
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company

Goldman Sachs Innovate Equity ETF
Schedule of Investments
November30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.5%
Communication Services – 11.0%
30,954 Alphabet, Inc., Class A $ 5,229,678
14,014 Baidu, Inc. ADR (China)* 1,191,891
14,349 Bilibili, Inc. ADR (China)* 275,070
25,633 Bumble, Inc., Class A* 222,751
15,628 Comcast Corp., Class A 674,973
3,877 CTS Eventim AG & Co. KGaA
(Germany) 342,128
4,932 Electronic Arts, Inc. 807,220
9,693 Endeavor Group Holdings, Inc.,
Class A
(a)
294,376
29,626 Hello Group, Inc. ADR (China) 199,383
4,900 IDT Corp., Class B 253,036
101,109 iQIYI, Inc. ADR (China)* 218,395
5,355 Iridium Communications, Inc. 159,151
7,663 JOYY, Inc. ADR (China)* 297,708
100,274 Kuaishou Technology (China)*
(b)
621,111
4,463 Liberty Media Corp.-Liberty
Formula One, Class A* 361,057
4,985 Live Nation Entertainment, Inc.* 689,176
5,366 Madison Square Garden
Entertainment Corp.* 198,488
1,141 Madison Square Garden Sports
Corp.* 262,373
9,740 Match Group, Inc.* 318,888
6,115 Meta Platforms, Inc., Class A 3,511,967
9,304 MIXI, Inc. (Japan) 174,018
11,059 NetEase, Inc. ADR (China) 967,441
1,255 Netflix, Inc.* 1,112,947
26,864 Playtika Holding Corp. 226,195
49,356 Rightmove PLC (United
Kingdom) 404,634
12,291 ROBLOX Corp., Class A* 616,148
3,711 Scout24 SE (Germany)
(b)
333,359
17,470 Sea Ltd. ADR (Singapore)* 1,988,086
36,087 Snap, Inc., Class A* 426,188
2,673 SOOP Co. Ltd. (South Korea) 211,342
4,518 Sphere Entertainment Co.* 185,916
1,991 Spotify Technology SA* 949,627
3,820 Take-Two Interactive Software,
Inc.* 719,612
27,879 TELUS Corp. (Canada) 434,069
32,573 Tencent Holdings Ltd. (China) 1,665,999
44,341 Tencent Music Entertainment
Group ADR (China) 505,931
4,147 TKO Group Holdings, Inc.* 572,120
14,398 Ubisoft Entertainment SA
(France)* 189,405
28,043 Vivid Seats, Inc., Class A* 100,394
21,643 VTEX, Class A (Brazil)* 134,619
13,091 Walt Disney Co. (The) 1,537,800
48,905 Warner Bros Discovery, Inc.* 512,524
26,058 Weibo Corp. ADR (China) 250,157
4,505 Ziff Davis, Inc.* 265,119
30,612,470
Consumer Discretionary – 15.0%
5,398 Academy Sports & Outdoors,
Inc. 265,852
2,121 adidas AG (Germany) 499,789
3,794 Airbnb, Inc., Class A* 516,401
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
26,399 Alibaba Group Holding Ltd.
ADR (China) $ 2,306,481
26,788 Amazon.com, Inc.* 5,568,957
36,135 ANTA Sports Products Ltd.
(China) 357,099
11,355 Aptiv PLC* 630,543
12,294 Atour Lifestyle Holdings Ltd.
ADR (China) 309,194
23,112 Bandai Namco Holdings, Inc.
(Japan) 486,293
9,922 BorgWarner, Inc. 340,523
10,935 Caesars Entertainment, Inc.* 420,888
1,701 Carvana Co.* 442,974
10,542 Chewy, Inc., Class A* 352,208
2,983 Columbia Sportswear Co. 260,237
7,715 Continental AG (Germany) 505,538
19,047 Coursera, Inc.* 151,424
4,014 Deckers Outdoor Corp.* 786,583
2,471 Dick's Sporting Goods, Inc. 512,090
50,778 D-MARKET Elektronik
Hizmetler ve Ticaret AS ADR
(Turkey)* 150,811
1,374 Duolingo, Inc.* 478,523
9,215 eBay, Inc. 583,217
5,403 Etsy, Inc.* 296,409
16,135 Everi Holdings, Inc.* 217,339
7,453 Foot Locker, Inc.* 187,443
92,927 Ford Motor Co. 1,034,278
20,374 GameStop Corp., Class A* 591,865
19,644 General Motors Co. 1,092,010
6,509 GigaCloud Technology, Inc.,
Class A (Hong Kong)*
(a)
160,772
342 Graham Holdings Co., Class B 318,443
70,969 Honda Motor Co. Ltd. (Japan) 610,290
5,273 Hyundai Motor Co. (South
Korea) 825,885
233,999 JD Sports Fashion PLC (United
Kingdom) 302,778
16,696 JD.com, Inc. ADR (China) 624,097
11,199 Kia Corp. (South Korea) 745,771
8,244 Las Vegas Sands Corp. 437,427
21,956 Li Auto, Inc. ADR (China)*
(a)
519,918
128,051 Li Ning Co. Ltd. (China) 262,633
197,325 Lucid Group, Inc.* 430,169
1,783 Lululemon Athletica, Inc.* 571,737
963 MercadoLibre, Inc. (Brazil)* 1,911,719
7,306 MGM Resorts International* 280,112
7,302 New Oriental Education &
Technology Group, Inc. ADR
(China) 425,853
486,741 Nexteer Automotive Group Ltd.
(China) 179,520
11,089 NIKE, Inc., Class B 873,481
100,005 NIO, Inc. ADR (China)*
(a)
448,022
152,223 Nissan Motor Co. Ltd. (Japan) 363,770
7,957 On Holding AG, Class A
(Switzerland)* 464,132
7,638 PDD Holdings, Inc. ADR
(China)* 737,525

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
19,887 Pearson PLC (United Kingdom) $ 311,670
37,319 Peloton Interactive, Inc., Class
A* 385,879
8,822 Penn Entertainment, Inc.* 190,467
16,763 Playtech PLC (United
Kingdom)* 155,325
15,604 Prosus NV (China)* 635,341
109,840 Rakuten Group, Inc. (Japan)* 627,803
52,853 Rivian Automotive, Inc., Class
A* 646,392
45,319 Sabre Corp.* 177,197
31,515 Sharp Corp. (Japan)* 201,594
3,206 Stride, Inc.* 342,625
12,233 TAL Education Group ADR
(China)* 121,474
10,914 Tesla, Inc.* 3,767,076
72,118 TI Fluid Systems PLC
(b)
176,181
84,799 Toyota Motor Corp. (Japan) 1,440,654
19,865 Udemy, Inc.* 158,125
5,180 Wayfair, Inc., Class A* 239,523
45,073 XPeng, Inc. ADR (China)*
(a)
543,130
46,606 Yamaha Motor Co. Ltd. (Japan) 403,576
9,661 Zalando SE (Germany)*
(b)
300,200
41,663,255
Consumer Staples – 0.9%
797,634 Alibaba Health Information
Technology Ltd. (China)*
(a)
374,137
88,315 East Buy Holding Ltd. (China)*
(a)
(b)
167,061
4,278 Natural Grocers by Vitamin
Cottage, Inc. 201,280
19,996 Walmart, Inc. 1,849,630
2,592,108
Energy – 1.0%
836,315 China Suntien Green Energy
Corp. Ltd., Class H (China) 364,337
20,904 Enbridge, Inc. (Canada) 904,300
4,404 HD Hyundai Co. Ltd. (South
Korea) 245,605
15,537 Oceaneering International, Inc.* 465,799
12,967 TotalEnergies SE (France) 752,856
2,732,897
Financials – 14.6%
15,284 3i Group PLC (United Kingdom) 720,538
10,907 Affirm Holdings, Inc.* 763,599
34,983 Allfunds Group PLC (United
Kingdom) 206,361
1,489 Ameriprise Financial, Inc. 854,641
7,199 Apollo Global Management, Inc. 1,260,041
2,949 Ares Management Corp., Class A 521,177
25,199 AvidXchange Holdings, Inc.* 288,277
29,954 BGC Group, Inc., Class A 291,752
1,314 Blackrock, Inc. 1,343,959
6,811 Blackstone, Inc. 1,301,514
18,385 Block, Inc.* 1,627,992
12,089 Brookfield Corp. (Canada) 742,144
8,828 Carlyle Group, Inc. (The) 469,914
13,553 CI Financial Corp. (Canada) 300,554
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
4,767 Coinbase Global, Inc., Class A* $ 1,411,985
15,068 Corebridge Financial, Inc. 487,751
1,831 Corpay, Inc.* 697,941
4,135 Discover Financial Services 754,348
31,159 Dlocal Ltd. (Uruguay)*
(a)
356,459
3,769 DWS Group GmbH & Co. KGaA
(Germany)
(b)
156,924
3,363 Eurazeo SE (France) 247,042
3,637 Euronet Worldwide, Inc.* 382,358
1,775 Evercore, Inc., Class A 546,522
9,339 GCM Grosvenor, Inc., Class A
(a)
115,897
5,507 Global Payments, Inc. 655,113
3,725 GMO Payment Gateway, Inc.
(Japan) 195,570
2,732 Goldman Sachs Group, Inc.
(The)
(c)
1,662,613
12,172 Green Dot Corp., Class A* 125,006
1,519 Hamilton Lane, Inc., Class A 292,256
19,006 Hargreaves Lansdown PLC
(United Kingdom) 264,163
4,201 Interactive Brokers Group, Inc.,
Class A 802,769
4,372 Intercontinental Exchange, Inc. 703,717
18,085 Invesco Ltd. 327,158
2,618 Jack Henry & Associates, Inc. 461,239
4,624 Kaspi.KZ JSC ADR
(Kazakhstan) 491,994
8,627 KKR & Co., Inc. 1,405,079
6,445 Lazard, Inc. 374,261
4,367 London Stock Exchange Group
PLC (United Kingdom) 625,562
3,723 Mastercard, Inc., Class A 1,984,136
37,465 Mirae Asset Securities Co. Ltd.
(South Korea) 229,885
8,487 Morgan Stanley 1,116,974
1,437 Morningstar, Inc. 508,914
984 MSCI, Inc. 599,876
6,010 Northern Trust Corp. 668,072
65,817 NU Holdings Ltd., Class A
(Brazil)* 824,687
27,086 Pagseguro Digital Ltd., Class A
(Brazil)* 198,811
14,082 PayPal Holdings, Inc.* 1,221,895
18,780 Paysafe Ltd.* 373,346
7,572 Plus500 Ltd. (Israel) 246,962
21,827 Repay Holdings Corp.* 176,362
16,221 Robinhood Markets, Inc., Class
A* 608,936
11,520 SBI Holdings, Inc. (Japan) 289,946
3,767 Shift4 Payments, Inc., Class A* 429,739
47,378 SoFi Technologies, Inc.* 777,473
6,074 State Street Corp. 598,350
28,422 StoneCo Ltd., Class A (Brazil)* 269,441
16,343 Toast, Inc., Class A* 711,574
73,640 TP ICAP Group PLC (United
Kingdom) 245,701
5,608 TPG, Inc. 392,336
3,519 Tradeweb Markets, Inc., Class A 476,824
26,821 UBS Group AG (Switzerland) 867,040

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
6,050 Virtu Financial, Inc., Class A $ 225,725
6,397 Visa, Inc., Class A 2,015,567
28,236 WisdomTree, Inc. 337,420
17,856 XP, Inc., Class A (Brazil) 241,770
40,873,952
Health Care – 19.8%
17,418 10X Genomics, Inc., Class A* 276,946
366,355 3SBio, Inc. (China)*
(b)
269,297
13,892 Abbott Laboratories 1,649,953
9,150 AbbVie, Inc. 1,673,809
25,079 AdaptHealth Corp.* 251,542
46,956 Adaptive Biotechnologies Corp.* 278,919
5,050 Agilent Technologies, Inc. 696,749
54,498 Allogene Therapeutics, Inc.* 135,155
4,036 Amgen, Inc. 1,141,663
11,397 AstraZeneca PLC (United
Kingdom) 1,537,272
15,036 Baxter International, Inc. 506,864
9,029 Beam Therapeutics, Inc.* 247,124
3,828 BioNTech SE ADR (Germany)* 453,197
6,734 Bio-Techne Corp. 507,474
10,221 Boston Scientific Corp.* 926,636
21,473 Bristol-Myers Squibb Co. 1,271,631
7,599 Castle Biosciences, Inc.* 230,098
15,541 Chugai Pharmaceutical Co. Ltd.
(Japan) 682,755
5,367 CompuGroup Medical SE & Co.
KgaA (Germany) 90,188
8,911 CRISPR Therapeutics AG
(Switzerland)* 455,976
3,581 Danaher Corp. 858,330
10,560 Dexcom, Inc.* 823,574
6,942 Dianthus Therapeutics, Inc.* 166,539
13,630 Edwards Lifesciences Corp.* 972,501
3,166 Eli Lilly & Co. 2,518,078
54,462 Erasca, Inc.* 155,761
8,656 Exact Sciences Corp.* 537,364
9,442 Fresenius Medical Care AG
(Germany) 414,862
7,685 Fulgent Genetics, Inc.* 140,636
5,703 Galapagos NV (Belgium)*
(a)
158,177
9,773 GE HealthCare Technologies,
Inc. 813,309
5,063 Globus Medical, Inc., Class A* 433,443
49,821 GSK PLC 845,389
16,371 Guardant Health, Inc.* 582,971
84,681 HUTCHMED China Ltd.
(China)* 288,380
78,200 Hygeia Healthcare Holdings Co.
Ltd. (China)*
(b)
161,193
12,222 Ideaya Biosciences, Inc.* 334,394
4,650 Illumina, Inc.* 670,298
17,331 Immatics NV (Germany)* 144,194
7,002 Immunocore Holdings PLC ADR
(United Kingdom)* 229,245
16,635 Immunome, Inc.* 225,404
2,599 Insulet Corp.* 693,361
21,150 Intellia Therapeutics, Inc.* 330,363
2,763 Intuitive Surgical, Inc.* 1,497,546
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
3,397 iRhythm Technologies, Inc.* $ 295,420
12,360 Johnson & Johnson 1,915,924
40,758 Keymed Biosciences, Inc.
(China)*
(a)(b)
200,869
24,065 Koninklijke Philips NV
(Netherlands)* 655,516
1,436 Krystal Biotech, Inc.* 283,495
2,993 Labcorp Holdings, Inc. 721,792
33,037 M3, Inc. (Japan) 318,964
32,040 MannKind Corp.* 217,231
28,916 Maravai LifeSciences Holdings,
Inc., Class A* 163,954
3,431 Masimo Corp.* 591,985
15,168 Medtronic PLC 1,312,639
13,956 Merck & Co., Inc. 1,418,488
6,026 Mezzion Pharma Co. Ltd. (South
Korea)* 132,610
11,637 Moderna, Inc.* 501,089
17,991 Myriad Genetics, Inc.* 292,714
3,266 Natera, Inc.* 547,969
18,324 Novo Nordisk A/S ADR
(Denmark) 1,957,003
10,258 Nurix Therapeutics, Inc.* 226,804
26,778 Ono Pharmaceutical Co. Ltd.
(Japan) 308,816
15,391 ORIC Pharmaceuticals, Inc.* 152,371
11,520 Pediatrix Medical Group, Inc.* 172,339
45,839 Pfizer, Inc. 1,201,440
10,962 PHC Holdings Corp. (Japan)
(a)
70,435
4,328 PROCEPT BioRobotics Corp.* 413,714
3,382 Q32 Bio, Inc.* 91,010
11,210 QIAGEN NV* 486,850
1,138 Regeneron Pharmaceuticals,
Inc.* 853,750
20,151 ResMed, Inc. CDI 504,091
7,676 REVOLUTION Medicines, Inc.* 444,057
3,086 Revvity, Inc. 358,408
5,365 Roche Holding AG 1,555,911
9,841 Rocket Pharmaceuticals, Inc.* 141,612
62,977 Sana Biotechnology, Inc.* 175,076
10,101 Sanofi SA 982,479
3,194 Sarepta Therapeutics, Inc.* 425,888
159 Scilex Holding Co.
(Singapore)*
(a)
102
23,159 Scilex Holding Co.
(Singapore)*
(d)
14,905
221,196 Shanghai MicroPort MedBot
Group Co. Ltd. (China)*
(a)
277,151
19,035 Siemens Healthineers AG
(Germany)
(b)
1,031,777
26,641 Smith & Nephew PLC (United
Kingdom) 337,605
3,117 Stryker Corp. 1,222,332
11,233 Takara Bio, Inc. (Japan) 77,038
9,805 Tandem Diabetes Care, Inc.* 300,327
23,978 Teladoc Health, Inc.* 287,256
2,116 Thermo Fisher Scientific, Inc. 1,120,697
10,319 Tyra Biosciences, Inc.* 161,802
940 UFP Technologies, Inc.* 303,545

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
10,199 Veracyte, Inc.* $ 438,047
8,345 Verona Pharma PLC ADR
(United Kingdom)* 330,712
2,905 Vertex Pharmaceuticals, Inc.* 1,359,918
25,126 Verve Therapeutics, Inc.* 140,957
64,062 Well Health Technologies Corp.
(Canada)* 268,117
3,665 Zimmer Biomet Holdings, Inc. 410,847
55,454,408
Industrials – 8.2%
22,208 ABB Ltd. (Switzerland) 1,267,444
2,451 AeroVironment, Inc.* 476,719
8,669 American Superconductor
Corp.* 295,266
3,006 Booz Allen Hamilton Holding
Corp. 445,429
802 CACI International, Inc., Class
A* 368,824
138,193 ChargePoint Holdings, Inc.*
(a)
168,595
7,106 CS Wind Corp. (South Korea) 204,258
3,767 CSG Systems International, Inc. 206,469
5,665 Daihen Corp. (Japan) 265,173
41,181 Doosan Enerbility Co. Ltd.
(South Korea)* 624,335
376,698 DroneShield Ltd. (Australia)*
(a)
191,412
6,219 ExlService Holdings, Inc.* 288,313
30,096 FANUC Corp. (Japan) 778,927
7,163 General Electric Co. 1,304,812
586,421 Goldwind Science & Technology
Co. Ltd., Class H (China) 556,160
196,923 Grab Holdings Ltd., Class A
(Singapore)* 984,615
9,002 Kawasaki Heavy Industries Ltd.
(Japan) 331,825
6,194 Korea Aerospace Industries Ltd.
(South Korea) 259,295
14,735 Kratos Defense & Security
Solutions, Inc.* 399,171
2,556 L3Harris Technologies, Inc. 629,415
2,231 Leidos Holdings, Inc. 369,007
2,171 LG Energy Solution Ltd. (South
Korea)* 593,697
2,544 LIG Nex1 Co. Ltd. (South Korea) 359,430
4,393 Liquidity Services, Inc.* 112,329
1,392 Lockheed Martin Corp. 736,939
20,910 Lyft, Inc., Class A* 362,998
15,171 MDA Space Ltd.* 291,577
9,971 MEITEC Group Holdings, Inc.
(Japan) 187,689
33,557 Mitsubishi Electric Corp. (Japan) 569,096
2,670 Moog, Inc., Class A 590,791
12,316 Nabtesco Corp. (Japan) 197,715
38,446 NIDEC Corp. (Japan) 705,255
27,051 Nordex SE (Germany)* 341,427
2,446 Parsons Corp.* 234,596
5,663 Proto Labs, Inc.* 233,259
3,149 Rainbow Robotics (South
Korea)* 342,427
4,245 RB Global, Inc. (Canada) 414,991
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
5,552 Shibaura Machine Co. Ltd.
(Japan) $ 129,387
29,746 Shoals Technologies Group, Inc.,
Class A* 155,274
21,153 Siemens Energy AG (Germany)* 1,139,879
6,169 SS&C Technologies Holdings,
Inc. 477,110
24,007 Stratasys Ltd.* 230,947
16,941 Sunrun, Inc.* 195,330
12,445 Symbotic, Inc.*
(a)
334,770
8,706 Textron, Inc. 745,495
2,691 Thales SA (France) 402,176
12,732 Uber Technologies, Inc.* 916,195
1,938 Verisk Analytics, Inc. 570,179
4,111 WNS Holdings Ltd. (India)* 222,940
11,753 Xometry, Inc., Class A* 364,931
15,086 Yaskawa Electric Corp. (Japan) 393,661
22,967,954
Information Technology – 27.1%
7,946 ACI Worldwide, Inc.* 451,492
2,129 Adobe, Inc.* 1,098,415
13,684 Advanced Micro Devices, Inc.* 1,877,103
3,983 Akamai Technologies, Inc.* 374,482
3,555 Alarm.com Holdings, Inc.* 231,573
8,149 Alkami Technology, Inc.* 321,641
3,212 Altair Engineering, Inc., Class
A* 339,219
9,519 Ambarella, Inc.* 681,084
6,987 Amphenol Corp., Class A 507,606
23,786 Apple, Inc. 5,645,131
1,806 Arista Networks, Inc.* 732,911
2,220 ASGN, Inc.* 203,241
79,833 Aurora Innovation, Inc.* 516,519
2,786 Autodesk, Inc.* 813,233
1,688 Belden, Inc. 206,611
57,573 Bit Digital, Inc.*
(a)
265,412
90,805 BlackBerry Ltd. (Canada)* 233,369
10,743 Broadcom, Inc. 1,741,225
10,820 C3.ai, Inc., Class A* 402,288
13,863 Canadian Solar, Inc. (Canada)*
(a)
172,040
6,347 CEVA, Inc.* 188,760
3,755 Ciena Corp.* 261,799
32,493 Cipher Mining, Inc.* 217,703
21,516 Cisco Systems, Inc. 1,273,962
22,848 Cleanspark, Inc.* 327,869
4,257 Cloudflare, Inc., Class A* 424,976
9,613 Cognex Corp. 384,328
3,256 Coherent Corp.* 326,121
17,834 CompoSecure, Inc., Class A
(a)
284,452
24,317 Core Scientific, Inc.* 434,788
8,490 Corning, Inc. 413,208
2,419 Crowdstrike Holdings, Inc.,
Class A* 836,901
1,450 CyberArk Software Ltd.* 469,090
23,962 Dassault Systemes (France) 826,328
6,594 Digi International, Inc.* 219,053
6,757 Digital Garage, Inc. (Japan) 168,042
4,207 DocuSign, Inc.* 335,256
4,071 Enphase Energy, Inc.* 290,466

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
2,784 Exclusive Networks SA
(France)* $ 70,571
15,330 Extreme Networks, Inc.* 254,478
1,498 F5, Inc.* 375,024
307 Fair Isaac Corp.* 729,134
2,112 First Solar, Inc.* 420,858
10,295 Fortinet, Inc.* 978,540
15,216 Gen Digital, Inc. 469,414
1,321 Globant SA* 300,871
28,046 Hewlett Packard Enterprise Co. 595,136
22,104 HP, Inc. 783,145
628 HubSpot, Inc.* 452,819
9,778 Hut 8 Corp. (Canada)* 276,827
53,192 indie Semiconductor, Inc., Class
A (China)* 278,194
23,115 Infineon Technologies AG
(Germany) 752,320
25,872 Infinera Corp.*
(a)
171,014
84,459 Intel Corp. 2,031,239
1,882 InterDigital, Inc. 368,797
5,067 International Business Machines
Corp. 1,152,286
21,618 Iris Energy Ltd. (Australia)* 292,059
10,488 Juniper Networks, Inc. 376,729
18,276 Kainos Group PLC (United
Kingdom) 180,263
2,262 Keyence Corp. (Japan) 974,775
3,524 Keysight Technologies, Inc.* 602,040
7,011 Kontron AG (Austria) 126,922
1,931 Macquarie Technology Group
Ltd. (Australia)* 110,662
23,430 MARA Holdings, Inc.* 642,451
8,353 Marvell Technology, Inc. 774,240
9,926 MaxLinear, Inc.* 150,180
12,920 Microsoft Corp. 5,471,103
2,696 MicroStrategy, Inc., Class A* 1,044,619
6,961 nCino, Inc.* 292,292
19,051 NCR Voyix Corp.* 276,430
3,886 Nemetschek SE (Germany) 403,052
8,458 NetScout Systems, Inc.* 185,061
382,000 Newborn Town, Inc. (China)* 179,671
1,919 Nice Ltd. ADR (Israel)* 350,102
87,567 Nokia OYJ ADR (Finland) 367,781
5,055 Northern Data AG (Germany)*
(a)
200,750
2,547 Novanta, Inc.* 425,298
39,159 NVIDIA Corp. 5,413,732
2,492 NXP Semiconductors NV
(China) 571,590
5,565 Okta, Inc.* 431,621
8,665 OneSpan, Inc.* 157,010
9,166 Open Text Corp. (Canada) 278,921
5,912 Oracle Corp. 1,092,774
1,791 OSI Systems, Inc.* 317,723
18,313 Pagaya Technologies Ltd., Class
A* 200,161
18,512 Palantir Technologies, Inc., Class
A* 1,241,785
2,391 Palo Alto Networks, Inc.* 927,278
1,819 PTC, Inc.* 363,909
4,715 Q2 Holdings, Inc.* 493,849
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
2,740 Qorvo, Inc.* $ 189,197
6,833 QUALCOMM, Inc. 1,083,236
4,892 Rapid7, Inc.* 208,399
19,515 Ribbon Communications, Inc.* 76,304
5,725 RingCentral, Inc., Class A* 215,432
35,199 Riot Platforms, Inc.* 445,267
3,598 Salesforce, Inc. 1,187,304
17,331 Seiko Epson Corp. (Japan) 306,900
6,351 Semtech Corp.* 406,718
14,667 SentinelOne, Inc., Class A* 409,943
806 ServiceNow, Inc.* 845,849
9,545 Shopify, Inc., Class A (Canada)* 1,103,402
2,415 Silicon Laboratories, Inc.* 267,220
2,918 Skyworks Solutions, Inc. 255,588
5,630 Snowflake, Inc., Class A* 984,124
47,082 SoundHound AI, Inc., Class A*
(a)
438,333
52,950 Spirent Communications PLC
(United Kingdom)* 115,289
6,517 Sprout Social, Inc., Class A* 208,674
11,856 STMicroelectronics NV
(Singapore) 303,917
12,698 Super Micro Computer, Inc.* 414,463
2,172 Synaptics, Inc.* 174,281
8,804 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 1,625,747
2,785 TD SYNNEX Corp. 331,387
6,314 Tenable Holdings, Inc.* 265,062
9,190 Teradyne, Inc. 1,010,900
40,887 Terawulf, Inc.* 322,598
13,180 TomTom NV (Netherlands)*
(a)
73,432
638 Tyler Technologies, Inc.* 401,410
36,915 UiPath, Inc., Class A* 524,562
49,364 United Microelectronics Corp.
ADR (Taiwan)
(a)
333,207
1,778 Zebra Technologies Corp., Class
A* 723,646
10,740 Zeta Global Holdings Corp.,
Class A* 228,762
2,842 Zscaler, Inc.* 587,129
75,942,879
Real Estate – 0.7%
2,435 American Tower Corp. REIT 508,915
3,596 Digital Realty Trust, Inc. REIT 703,701
772 Equinix, Inc. REIT 757,703
1,970,319
Utilities – 1.2%
10,228 Atlantica Sustainable
Infrastructure PLC (Spain) 224,402
17,918 Avangrid, Inc. 646,840
697,081 Beijing Jingneng Clean Energy
Co. Ltd., Class H (China) 162,142
12,719 Boralex, Inc., Class A (Canada) 273,793
10,081 Brookfield Renewable Corp.,
Class A
(a)
321,785
14,181 Brookfield Renewable Partners
LP (Canada) 368,363

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Security
Date(s) of
Purchase
Cost
Scilex Holding Co.
01/09/23
$ 116,953
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
16,044 Central Puerto SA ADR
(Argentina)
(a)
$ 218,680
1,030,000 Concord New Energy Group Ltd.
(Hong Kong) 68,829
29,265 Innergex Renewable Energy, Inc.
(Canada) 182,469
50,014 ReNew Energy Global PLC,
Class A (India)* 301,584
22,577 SSE PLC (United Kingdom) 508,359
3,277,246
TOTAL COMMON STOCKS
(Cost $222,731,893)
278,087,488
a
Exchange-Traded Funds – 0.2%
177,002 Greencoat UK Wind PLC/Funds 284,148
239,133 Renewables Infrastructure Group
Ltd. (The) 271,731
TOTAL EXCHANGE-TRADED FUNDS
(Cost $653,628)
555,879
Units Description Expiration Month Value
aa
Right – 0.0%
Health Care – 0.0%
9,282 AstraZeneca
PLC*
(e)
(Cost $0)
12/28 28,403
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
632,753 4.511% 632,753
(Cost $632,753)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $224,018,274)
279,304,523
a
Securities Lending Reinvestment Vehicle – 1.9%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,421,780 4.541% 5,421,780
(Cost $5,421,780)
TOTAL INVESTMENTS – 101.8%
(Cost $229,440,054)
$ 284,726,303
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.8)%
(5,109,804)
NET ASSETS – 100.0%
$ 279,616,499
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
(d) Restricted securities are not registered under the Securities
Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations
and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $14,905,
which represents approximately 0.0% of net assets as of
November 30, 2024. See additional details below:
(e) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Investment Abbreviations:
ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.5%
Communication Services – 6.5%
54,727 Alphabet, Inc., Class A $ 9,246,127
45,855 Alphabet, Inc., Class C 7,817,819
68,365 AT&T, Inc. 1,583,333
881 Charter Communications, Inc.,
Class A* 349,726
36,572 Comcast Corp., Class A 1,579,545
3,042 Electronic Arts, Inc. 497,884
2,776 Fox Corp., Class A 130,805
1,567 Fox Corp., Class B 70,092
4,498 Interpublic Group of Cos., Inc.
(The) 138,583
2,391 Match Group, Inc.* 78,281
4,275 News Corp., Class A 125,471
1,370 News Corp., Class B 43,964
2,207 Omnicom Group, Inc. 231,338
6,747 Paramount Global, Class B 73,205
1,921 Take-Two Interactive Software,
Inc.* 361,878
4,636 T-Mobile US, Inc. 1,144,814
40,009 Verizon Communications, Inc. 1,773,999
20,795 Walt Disney Co. (The) 2,442,789
27,455 Warner Bros Discovery, Inc.* 287,728
27,977,381
Consumer Discretionary – 10.0%
4,921 Airbnb, Inc., Class A* 669,797
97,814 Amazon.com, Inc.* 20,334,552
3,178 Aptiv PLC* 176,474
2,754 Aramark 112,060
2,681 Bath & Body Works, Inc. 97,159
2,437 Best Buy Co., Inc. 219,330
387 Booking Holdings, Inc. 2,013,166
2,715 BorgWarner, Inc. 93,179
1,853 CarMax, Inc.* 155,596
15,594 Chipotle Mexican Grill, Inc.* 959,343
355 Choice Hotels International,
Inc.
(a)
53,690
1,705 Deckers Outdoor Corp.* 334,112
633 Dick's Sporting Goods, Inc. 131,183
5,701 eBay, Inc. 360,816
1,434 Etsy, Inc.* 78,669
1,424 Expedia Group, Inc.* 262,899
44,121 Ford Motor Co. 491,067
2,257 Gap, Inc. (The) 54,732
1,790 Garmin Ltd. 380,554
12,642 General Motors Co. 702,769
362 Grand Canyon Education, Inc.* 59,582
1,575 H&R Block, Inc. 93,366
1,517 Harley-Davidson, Inc. 51,017
1,514 Hasbro, Inc. 98,637
2,803 Hilton Worldwide Holdings, Inc. 710,392
11,221 Home Depot, Inc. (The) 4,815,268
557 Hyatt Hotels Corp., Class A 87,973
1,282 Kohl's Corp. 19,192
4,008 Las Vegas Sands Corp. 212,665
674 Lear Corp. 65,944
6,494 Lowe’s Cos., Inc. 1,769,160
1,367 Lululemon Athletica, Inc.* 438,342
3,123 Macy’s, Inc. 50,718
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
2,600 Marriott International, Inc.,
Class A $ 751,634
2,758 MGM Resorts International* 105,742
13,608 NIKE, Inc., Class B 1,071,902
4,952 Norwegian Cruise Line Holdings
Ltd.* 133,159
1,751 Penn Entertainment, Inc.* 37,804
227 Penske Automotive Group, Inc. 37,805
628 Polaris, Inc. 43,332
729 PVH Corp. 79,002
3,432 QuantumScape Corp.* 17,949
2,752 Royal Caribbean Cruises Ltd. 671,653
1,708 Service Corp. International 151,312
12,694 Starbucks Corp. 1,300,627
2,762 Tapestry, Inc. 172,017
12,776 TJX Cos., Inc. (The) 1,605,815
345 TopBuild Corp.* 134,771
1,216 Tractor Supply Co. 344,943
824 Travel + Leisure Co. 46,037
4,094 VF Corp. 82,822
979 Wayfair, Inc., Class A* 45,269
624 Whirlpool Corp. 69,526
1,437 Williams-Sonoma, Inc. 247,193
958 Wyndham Hotels & Resorts, Inc. 94,056
1,019 YETI Holdings, Inc.* 41,137
43,438,910
Consumer Staples – 6.0%
5,323 Archer-Daniels-Midland Co. 290,636
1,570 Bunge Global SA 140,892
2,180 Campbell Soup Co. 100,716
1,345 Clorox Co. (The) 224,844
42,149 Coca-Cola Co. (The) 2,700,908
8,883 Colgate-Palmolive Co. 858,364
5,019 Costco Wholesale Corp. 4,877,866
2,691 Estee Lauder Cos., Inc. (The),
Class A 194,075
6,059 General Mills, Inc. 401,469
1,621 Hershey Co. (The) 285,507
3,285 Hormel Foods Corp. 106,532
765 Ingredion, Inc. 112,715
2,969 Kellanova 241,350
12,151 Keurig Dr Pepper, Inc. 396,730
3,645 Kimberly-Clark Corp. 507,931
2,854 McCormick & Co., Inc. 223,782
1,985 Molson Coors Beverage Co.,
Class B 123,189
14,537 Mondelez International, Inc.,
Class A 944,178
14,916 PepsiCo, Inc. 2,438,020
25,601 Procter & Gamble Co. (The) 4,589,235
5,488 Sysco Corp. 423,180
5,163 Target Corp. 683,117
3,182 Tyson Foods, Inc., Class A 205,239
2,456 US Foods Holding Corp.* 171,355
8,151 Walgreens Boots Alliance, Inc. 73,522
49,114 Walmart, Inc. 4,543,045
25,858,397

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – 3.5%
3,297 APA Corp. $ 74,677
10,257 Baker Hughes Co. 450,795
2,314 Cheniere Energy, Inc. 518,359
17,556 Chevron Corp. 2,842,843
13,369 ConocoPhillips 1,448,397
6,484 Devon Energy Corp. 246,068
45,608 Exxon Mobil Corp. 5,379,920
9,092 Halliburton Co. 289,671
2,814 Hess Corp. 414,165
1,459 HF Sinclair Corp. 59,717
19,845 Kinder Morgan, Inc. 561,018
3,574 Marathon Petroleum Corp. 558,080
6,769 Occidental Petroleum Corp. 342,376
5,885 ONEOK, Inc. 668,536
2,493 Range Resources Corp. 89,100
3,294 Valero Energy Corp. 458,130
12,326 Williams Cos., Inc. (The) 721,317
15,123,169
Financials – 14.7%
2,411 Affirm Holdings, Inc.* 168,794
6,886 Aflac, Inc. 785,004
3,218 Allstate Corp. (The) 667,381
3,295 Ally Financial, Inc. 131,734
6,092 American Express Co. 1,856,111
8,027 American International Group,
Inc. 617,116
1,243 Ameriprise Financial, Inc. 713,445
2,409 Aon PLC, Class A 943,220
4,375 Arch Capital Group Ltd. 440,650
643 Assurant, Inc. 146,025
674 Assured Guaranty Ltd. 62,871
950 Axis Capital Holdings Ltd. 88,388
83,971 Bank of America Corp. 3,989,462
9,119 Bank of New York Mellon Corp.
(The) 746,573
1,822 Blackrock, Inc. 1,863,542
5,548 Blue Owl Capital, Inc. 131,654
789 Brighthouse Financial, Inc.* 41,241
4,058 Capital One Financial Corp. 779,177
1,280 Cboe Global Markets, Inc. 276,288
18,333 Charles Schwab Corp. (The) 1,517,239
23,646 Citigroup, Inc. 1,675,792
4,439 CME Group, Inc. 1,056,482
2,515 Columbia Banking System, Inc. 77,990
1,618 Comerica, Inc. 116,901
3,029 Discover Financial Services 552,580
4,202 Equitable Holdings, Inc. 202,662
8,322 Fifth Third Bancorp 399,955
6,739 First Horizon Corp. 142,395
6,230 Fiserv, Inc.* 1,376,581
3,897 Goldman Sachs Group, Inc.
(The)
(b)
2,371,598
428 Hanover Insurance Group, Inc.
(The) 70,624
3,614 Hartford Financial Services
Group, Inc. (The) 445,642
17,870 Huntington Bancshares, Inc. 321,839
6,929 Intercontinental Exchange, Inc. 1,115,292
4,411 Invesco Ltd. 79,795
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
35,465 JPMorgan Chase & Co. $ 8,856,320
11,382 KeyCorp 221,721
1,341 Lazard, Inc. 77,872
2,071 Lincoln National Corp. 73,603
953 LPL Financial Holdings, Inc. 309,868
2,009 M&T Bank Corp. 441,960
447 MarketAxess Holdings, Inc. 115,634
6,064 Marsh & McLennan Cos., Inc. 1,414,307
8,989 Mastercard, Inc., Class A 4,790,598
7,327 MetLife, Inc. 646,461
3,477 MGIC Investment Corp. 91,306
1,952 Moody's Corp. 975,961
14,356 Morgan Stanley 1,889,393
940 MSCI, Inc. 573,052
5,077 Nasdaq, Inc. 421,340
11,108 PayPal Holdings, Inc.* 963,841
899 Pinnacle Financial Partners, Inc. 114,272
4,886 PNC Financial Services Group,
Inc. (The) 1,049,122
2,974 Principal Financial Group, Inc. 259,006
7,225 Progressive Corp. (The) 1,942,658
4,496 Prudential Financial, Inc. 581,827
11,414 Regions Financial Corp. 311,146
818 Reinsurance Group of America,
Inc. 186,831
1,536 Rocket Cos., Inc., Class A* 22,318
3,849 S&P Global, Inc. 2,011,141
2,711 SLM Corp. 74,227
12,744 SoFi Technologies, Inc.* 209,129
3,730 State Street Corp. 367,442
4,281 Synchrony Financial 289,053
1,756 Synovus Financial Corp. 100,215
1,417 Tradeweb Markets, Inc., Class A 192,004
2,823 Travelers Cos., Inc. (The) 751,031
16,262 Truist Financial Corp. 775,372
2,409 Unum Group 185,252
19,419 US Bancorp 1,034,839
17,106 Visa, Inc., Class A 5,389,758
1,191 Voya Financial, Inc. 98,853
4,106 Western Union Co. (The) 45,207
1,252 Willis Towers Watson PLC 403,144
64,229,127
Health Care – 10.9%
16,487 Abbott Laboratories 1,958,161
16,926 AbbVie, Inc. 3,096,273
2,776 Agilent Technologies, Inc. 383,005
1,205 Alnylam Pharmaceuticals, Inc.* 304,949
5,108 Amgen, Inc. 1,444,900
6,410 Avantor, Inc.* 134,995
4,717 Baxter International, Inc. 159,010
2,758 Becton Dickinson & Co. 612,000
1,349 Biogen, Inc.* 216,690
13,883 Boston Scientific Corp.* 1,258,633
19,327 Bristol-Myers Squibb Co. 1,144,545
2,349 Cardinal Health, Inc. 287,142
1,755 Cencora, Inc. 441,470
5,076 Centene Corp.* 304,560
2,646 Cigna Group (The) 893,819
13,852 CVS Health Corp. 829,042

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
6,146 Danaher Corp. $ 1,473,135
490 DaVita, Inc.* 81,423
1,976 DENTSPLY SIRONA, Inc. 38,828
3,819 Dexcom, Inc.* 297,844
5,639 Edwards Lifesciences Corp.* 402,343
2,211 Elevance Health, Inc. 899,789
7,641 Eli Lilly & Co. 6,077,269
1,559 Envista Holdings Corp.* 34,750
2,988 Exelixis, Inc.* 108,942
11,905 Gilead Sciences, Inc. 1,102,165
242 GRAIL, Inc.* 4,235
1,801 HCA Healthcare, Inc. 589,323
1,234 Henry Schein, Inc.* 95,080
2,280 Hologic, Inc.* 181,260
1,167 Humana, Inc. 345,875
784 IDEXX Laboratories, Inc.* 330,652
1,477 Illumina, Inc.* 212,910
1,504 Incyte Corp.* 112,183
266 Inspire Medical Systems, Inc.* 51,274
3,377 Intuitive Surgical, Inc.* 1,830,334
1,718 IQVIA Holdings, Inc.* 345,043
830 Labcorp Holdings, Inc. 200,163
1,420 McKesson Corp. 892,470
12,234 Medtronic PLC 1,058,730
24,176 Merck & Co., Inc. 2,457,249
3,118 Moderna, Inc.* 134,261
2,424 Organon & Co. 38,469
54,060 Pfizer, Inc. 1,416,913
1,133 Premier, Inc., Class A 25,946
1,058 Quest Diagnostics, Inc. 172,094
998 Regeneron Pharmaceuticals,
Inc.* 748,720
498 Repligen Corp.* 74,969
1,358 ResMed, Inc. 338,169
1,467 Solventum Corp.* 104,905
3,446 Stryker Corp. 1,351,349
442 Teleflex, Inc. 85,240
3,644 Thermo Fisher Scientific, Inc. 1,929,972
630 Ultragenyx Pharmaceutical, Inc.* 30,007
8,762 UnitedHealth Group, Inc. 5,346,572
2,454 Vertex Pharmaceuticals, Inc.* 1,148,791
567 Waters Corp.* 218,136
1,969 Zimmer Biomet Holdings, Inc. 220,725
4,401 Zoetis, Inc. 771,275
46,848,976
Industrials – 9.0%
6,010 3M Co. 802,515
358 Acuity Brands, Inc. 114,807
1,447 AECOM 169,256
664 AGCO Corp. 67,203
1,465 Alaska Air Group, Inc.* 77,059
1,403 Amentum Holdings, Inc.* 34,163
7,564 American Airlines Group, Inc.* 109,829
2,459 AMETEK, Inc. 477,980
485 Armstrong World Industries, Inc. 77,518
4,432 Automatic Data Processing, Inc. 1,360,314
233 Avis Budget Group, Inc. 25,413
1,455 AZEK Co., Inc. (The)* 77,290
7,472 Boeing Co. (The)* 1,161,448
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,436 Booz Allen Hamilton Holding
Corp. $ 212,786
1,441 Broadridge Financial Solutions,
Inc. 340,105
1,265 C.H. Robinson Worldwide, Inc. 133,559
526 Carlisle Cos., Inc. 240,224
9,110 Carrier Global Corp. 704,841
5,289 Caterpillar, Inc. 2,147,916
10,413 CNH Industrial NV 130,787
9,651 Copart, Inc.* 611,777
21,129 CSX Corp. 772,265
1,471 Cummins, Inc. 551,684
1,408 Dayforce, Inc.* 112,626
2,732 Deere & Co. 1,272,839
7,505 Delta Air Lines, Inc. 478,969
4,326 Eaton Corp. PLC 1,624,067
6,108 Emerson Electric Co. 809,921
558 Everus Construction Group,
Inc.* 35,522
2,478 FedEx Corp. 750,016
3,892 Fortive Corp. 308,752
1,381 Fortune Brands Innovations, Inc. 108,132
377 FTI Consulting, Inc.* 76,350
2,972 GE Vernova, Inc.* 993,005
11,842 General Electric Co. 2,157,139
7,056 Honeywell International, Inc. 1,643,554
834 IDEX Corp. 192,345
4,468 Ingersoll Rand, Inc. 465,432
877 ITT, Inc. 136,917
1,403 Jacobs Solutions, Inc. 198,146
7,328 Johnson Controls International
PLC 614,526
1,279 KBR, Inc. 77,802
2,025 L3Harris Technologies, Inc. 498,656
1,287 Leidos Holdings, Inc. 212,870
365 Lennox International, Inc. 243,502
2,301 Lockheed Martin Corp. 1,218,172
2,408 Masco Corp. 193,988
612 Nordson Corp. 159,726
1,489 Northrop Grumman Corp. 729,089
1,808 nVent Electric PLC 141,585
704 Oshkosh Corp. 79,981
4,428 Otis Worldwide Corp. 455,995
1,000 Owens Corning 205,620
1,762 Pentair PLC 192,040
1,546 Quanta Services, Inc. 532,628
1,229 Rockwell Automation, Inc. 362,727
14,389 RTX Corp. 1,753,012
594 Schneider National, Inc., Class B 19,964
1,614 Sensata Technologies Holding
PLC 51,874
503 SiteOne Landscape Supply, Inc.* 77,085
6,925 Southwest Airlines Co. 224,093
1,147 Spirit AeroSystems Holdings,
Inc., Class A* 37,117
1,680 Stanley Black & Decker, Inc. 150,276
2,028 Textron, Inc. 173,658
664 Timken Co. (The) 51,427
2,437 Trane Technologies PLC 1,014,328
2,115 TransUnion 214,673

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
22,661 Uber Technologies, Inc.* $ 1,630,686
6,632 Union Pacific Corp. 1,622,585
3,817 United Airlines Holdings, Inc.* 369,600
7,915 United Parcel Service, Inc.,
Class B 1,074,224
732 United Rentals, Inc. 633,912
1,570 Verisk Analytics, Inc. 461,910
4,830 Waste Management, Inc. 1,102,303
1,900 Westinghouse Air Brake
Technologies Corp. 381,178
2,609 Xylem, Inc. 330,691
39,057,974
Information Technology – 31.6%
6,783 Accenture PLC, Class A (Ireland) 2,457,956
4,111 Adobe, Inc.* 2,120,988
14,957 Advanced Micro Devices, Inc.* 2,051,727
1,459 Akamai Technologies, Inc.* 137,175
4,602 Analog Devices, Inc. 1,003,466
827 ANSYS, Inc.* 290,360
135,354 Apple, Inc. 32,123,565
7,723 Applied Materials, Inc. 1,349,285
1,986 Autodesk, Inc.* 579,713
42,339 Broadcom, Inc. 6,862,305
2,489 Cadence Design Systems, Inc.* 763,650
1,392 Ciena Corp.* 97,050
523 Cirrus Logic, Inc.* 54,627
38,556 Cisco Systems, Inc. 2,282,901
2,736 Cloudflare, Inc., Class A* 273,135
4,684 Cognizant Technology Solutions
Corp., Class A 377,015
7,248 Corning, Inc. 352,760
1,910 DocuSign, Inc.* 152,208
1,350 DoubleVerify Holdings, Inc.* 27,446
2,456 Dropbox, Inc., Class A* 67,933
735 Elastic NV* 80,453
580 F5, Inc.* 145,203
1,138 First Solar, Inc.* 226,769
5,843 Fortinet, Inc.* 555,377
730 Gartner, Inc.* 378,089
5,280 Gen Digital, Inc. 162,888
852 Gitlab, Inc., Class A* 54,315
1,298 GoDaddy, Inc., Class A* 256,446
798 Guidewire Software, Inc.* 161,906
12,279 Hewlett Packard Enterprise Co. 260,560
9,056 HP, Inc. 320,854
39,679 Intel Corp. 954,280
8,520 International Business Machines
Corp. 1,937,533
2,514 Intuit, Inc. 1,613,309
2,987 Juniper Networks, Inc. 107,293
1,958 Keysight Technologies, Inc.* 334,505
12,150 Lam Research Corp. 897,642
624 Lumentum Holdings, Inc.* 54,269
7,926 Marvell Technology, Inc. 734,661
10,236 Micron Technology, Inc. 1,002,616
69,250 Microsoft Corp. 29,324,605
625 MongoDB, Inc.* 201,556
422 Monolithic Power Systems, Inc. 239,544
2,000 NetApp, Inc. 245,280
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
2,378 Nutanix, Inc., Class A* $ 155,236
217,889 NVIDIA Corp. 30,123,154
1,435 Okta, Inc.* 111,299
4,091 ON Semiconductor Corp.* 290,952
2,828 Palo Alto Networks, Inc.* 1,096,755
393 Pegasystems, Inc. 37,323
10,301 QUALCOMM, Inc. 1,633,018
8,710 Salesforce, Inc. 2,874,213
1,898 ServiceNow, Inc.* 1,991,837
1,204 Smartsheet, Inc., Class A* 67,364
1,403 Synopsys, Inc.* 783,561
952 Teradata Corp.* 29,417
1,473 Teradyne, Inc. 162,030
8,461 Texas Instruments, Inc. 1,700,915
400 Tyler Technologies, Inc.* 251,668
1,661 Vontier Corp. 65,211
3,030 Western Digital Corp.* 221,160
1,972 Workday, Inc., Class A* 492,980
576 Zebra Technologies Corp., Class
A* 234,432
2,389 Zoom Communications, Inc.,
Class A* 197,546
828 Zscaler, Inc.* 171,057
136,366,346
Materials – 2.3%
2,472 Air Products and Chemicals, Inc. 826,464
1,260 Albemarle Corp. 135,702
2,797 Alcoa Corp. 129,865
701 AptarGroup, Inc. 121,245
3,397 Ball Corp. 211,157
1,270 Berry Global Group, Inc. 91,834
1,236 Celanese Corp. 90,487
2,103 CF Industries Holdings, Inc. 188,555
5,448 Cleveland-Cliffs, Inc.* 67,828
7,645 Dow, Inc. 337,985
4,517 DuPont de Nemours, Inc. 377,576
1,273 Eastman Chemical Co. 133,308
2,792 Ecolab, Inc. 694,566
1,352 FMC Corp. 79,890
15,910 Freeport-McMoRan, Inc. 703,222
3,256 Graphic Packaging Holding Co. 97,973
2,764 International Flavors &
Fragrances, Inc. 252,519
5,335 Linde PLC 2,459,382
680 Louisiana-Pacific Corp. 80,376
2,793 LyondellBasell Industries NV,
Class A 232,769
670 Martin Marietta Materials, Inc. 402,000
3,573 Mosaic Co. (The) 94,541
12,890 Newmont Corp. 540,607
2,505 PPG Industries, Inc. 311,547
2,555 Sherwin-Williams Co. (The) 1,015,357
1,043 Sonoco Products Co. 54,111
9,730,866
Real Estate – 2.5%
6,780 American Tower Corp. REIT 1,417,020
2,062 AvalonBay Communities, Inc.
REIT 485,292

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
2,280 BXP, Inc. REIT $ 186,937
4,430 CBRE Group, Inc., Class A* 620,156
5,890 CoStar Group, Inc.* 479,093
6,304 Crown Castle, Inc. REIT 669,800
4,667 Digital Realty Trust, Inc. REIT 913,285
1,381 Equinix, Inc. REIT 1,355,424
5,439 Equity Residential REIT 416,954
938 Essex Property Trust, Inc. REIT 291,211
4,223 Iron Mountain, Inc. REIT 522,258
682 Jones Lang LaSalle, Inc.* 191,369
9,551 Kimco Realty Corp. REIT 244,219
13,405 Prologis, Inc. REIT 1,565,436
1,570 SBA Communications Corp.
REIT 355,212
4,788 UDR, Inc. REIT 219,578
5,827 Ventas, Inc. REIT 373,336
10,679 Weyerhaeuser Co. REIT 344,505
797 Zillow Group, Inc., Class A* 64,979
2,248 Zillow Group, Inc., Class C* 190,428
10,906,492
Utilities – 2.5%
7,920 AES Corp. (The) 103,277
3,100 Ameren Corp. 292,609
6,285 American Electric Power Co.,
Inc. 627,620
2,304 American Water Works Co., Inc. 315,510
922 Avangrid, Inc. 33,284
7,487 CenterPoint Energy, Inc. 244,226
3,729 Constellation Energy Corp. 956,712
9,920 Dominion Energy, Inc. 582,800
9,146 Duke Energy Corp. 1,070,539
4,482 Edison International 393,296
2,503 Entergy Corp. 390,894
4,187 Eversource Energy 270,020
11,792 Exelon Corp. 466,492
2,210 MDU Resources Group, Inc. 44,288
24,442 NextEra Energy, Inc. 1,922,852
2,469 NRG Energy, Inc. 250,875
1,350 Pinnacle West Capital Corp. 126,495
8,752 PPL Corp. 305,707
5,898 Public Service Enterprise Group,
Inc. 556,181
7,478 Sempra 700,464
4,087 Vistra Corp. 653,266
6,532 Xcel Energy, Inc. 473,962
10,781,369
TOTAL COMMON STOCKS
(Cost $298,384,998)
430,319,007
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,611,288 4.511% $ 1,611,288
(Cost $1,611,288)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $299,996,286)
431,930,295
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
52,858 4.541% 52,858
(Cost $52,858)
TOTAL INVESTMENTS – 99.9%
(Cost $300,049,144)
$ 431,983,153
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
384,268
NET ASSETS – 100.0%
$ 432,367,421
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS NORTH AMERICAN PIPELINES & POWER EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 99.0%
Energy – 82.8%
19,288 Antero Midstream Corp. $ 308,029
3,513 Cheniere Energy Partners LP 204,632
3,110 Cheniere Energy, Inc. 696,671
13,830 Clean Energy Fuels Corp.* 42,596
396 Delek Logistics Partners LP 15,975
1,972 DT Midstream, Inc. 209,269
14,451 Enbridge, Inc. (Canada) 625,145
25,136 Energy Transfer LP 499,201
14,117 EnLink Midstream LLC* 226,013
10,566 Enterprise Products Partners LP 363,787
804 Excelerate Energy, Inc., Class A 24,900
5,943 Gibson Energy, Inc. (Canada) 100,214
405 Global Partners LP 22,862
3,357 Hess Midstream LP, Class A 127,230
18,907 Keyera Corp. (Canada) 623,459
24,123 Kinder Morgan, Inc. 681,957
758 Kinetik Holdings, Inc. 44,737
3,970 MPLX LP 205,090
4,949 New Fortress Energy, Inc. 52,806
7,260 NextDecade Corp.* 52,562
3,576 NGL Energy Partners LP* 17,236
8,142 ONEOK, Inc. 924,931
11,401 Pembina Pipeline Corp. (Canada) 469,671
11,287 Plains All American Pipeline LP 210,728
6,396 Plains GP Holdings LP, Class A* 128,048
3,093 South Bow Corp. (Canada)* 81,647
1,506 Sunoco LP 85,029
4,249 Targa Resources Corp. 868,071
10,929 TC Energy Corp. (Canada) 532,810
4,833 Western Midstream Partners LP 196,752
11,313 Williams Cos., Inc. (The) 662,037
4,524 World Kinect Corp. 130,970
9,435,065
Utilities – 16.2%
8,273 AltaGas Ltd. (Canada) 202,312
4,436 Atlantica Sustainable
Infrastructure PLC (Spain) 97,326
5,069 Boralex, Inc., Class A (Canada) 109,117
2,557 Brookfield Renewable Corp.,
Class A 81,619
6,931 Brookfield Renewable Partners
LP (Canada) 180,038
3,547 Clearway Energy, Inc., Class C 104,601
7,389 Innergex Renewable Energy, Inc.
(Canada) 46,071
2,195 New Jersey Resources Corp. 113,218
5,088 NextEra Energy Partners LP 88,887
19,733 Northland Power, Inc. (Canada) 286,239
2,638 Ormat Technologies, Inc. 215,314
770 Suburban Propane Partners LP 15,285
8,530 Superior Plus Corp. (Canada) 40,330
8,851 UGI Corp. 268,805
1,849,162
TOTAL COMMON STOCKS
(Cost $9,362,542)
11,284,227
Shares Dividend Rate Value
aa
Investment Company – 0.8%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
86,306 4.511% $ 86,306
(Cost $86,306)
TOTAL INVESTMENTS – 99.8%
(Cost $9,448,848)
$ 11,370,533
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
17,778
NET ASSETS – 100.0%
$ 11,388,311
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
LP — Limited Partnership
PLC — Public Limited Company

GOLDMAN SACHS SMALL CAP CORE EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.0%
Communication Services – 0.7%
5,848 Nexstar Media Group, Inc. $ 997,610
Consumer Discretionary – 11.4%
9,287 Abercrombie & Fitch Co., Class
A* 1,390,171
12,548 Boot Barn Holdings, Inc.* 1,720,833
23,820 Boyd Gaming Corp. 1,759,107
22,544 Cheesecake Factory, Inc. (The) 1,141,628
4,875 Installed Building Products, Inc. 1,115,107
31,910 KinderCare Learning Cos., Inc.* 759,139
12,017 M/I Homes, Inc.* 1,983,166
15,419 Meritage Homes Corp. 2,946,108
15,052 Ollie's Bargain Outlet Holdings,
Inc.* 1,489,395
7,961 Patrick Industries, Inc. 1,069,879
12,973 Shake Shack, Inc., Class A* 1,734,879
17,109,412
Consumer Staples – 1.9%
48,598 Primo Brands Corp., Class A 1,386,015
82,519 Utz Brands, Inc. 1,436,656
2,822,671
Energy – 4.2%
9,312 Chord Energy Corp. 1,187,466
32,705 Murphy Oil Corp. 1,061,931
27,831 Noble Corp. PLC 931,504
82,807 Patterson-UTI Energy, Inc. 695,579
18,946 PBF Energy, Inc., Class A 596,610
41,260 SM Energy Co. 1,864,539
6,337,629
Financials – 21.2%
39,271 Atlantic Union Bankshares Corp. 1,666,269
21,694 Banner Corp. 1,618,155
44,557 Cadence Bank 1,701,632
32,956 First Merchants Corp. 1,441,825
25,876 Glacier Bancorp, Inc. 1,497,962
10,422 Hamilton Lane, Inc., Class A 2,005,193
23,076 Kemper Corp. 1,649,703
18,929 Mr Cooper Group, Inc.* 1,867,724
50,831 NMI Holdings, Inc., Class A* 2,032,732
51,440 Pacific Premier Bancorp, Inc. 1,460,896
12,924 PennyMac Financial Services,
Inc. 1,384,548
87,305 Perella Weinberg Partners 2,241,119
10,069 Pinnacle Financial Partners, Inc. 1,279,871
7,763 Piper Sandler Cos. 2,662,631
9,096 PJT Partners, Inc., Class A 1,522,307
40,728 Skyward Specialty Insurance
Group, Inc.* 2,203,792
14,709 SouthState Corp. 1,628,139
15,313 Stifel Financial Corp. 1,773,245
31,637,743
Health Care – 12.6%
49,810 Alkermes PLC* 1,445,486
9,370 Blueprint Medicines Corp.* 903,081
18,081 Cytokinetics, Inc.* 937,681
43,174 Dynavax Technologies Corp.* 555,218
37,432 Halozyme Therapeutics, Inc.* 1,804,222
22,519 Immunovant, Inc.* 635,036
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
10,609 Integer Holdings Corp.* $ 1,490,564
11,910 iRhythm Technologies, Inc.* 1,035,753
9,961 Lantheus Holdings, Inc.* 889,218
18,929 Merit Medical Systems, Inc.* 1,966,723
62,161 NeoGenomics, Inc.* 1,102,115
34,434 Pennant Group, Inc. (The)* 1,073,652
19,931 REVOLUTION Medicines, Inc.* 1,153,008
29,996 Surgery Partners, Inc.* 715,105
8,016 TransMedics Group, Inc.* 695,067
25,660 Veracyte, Inc.* 1,102,097
45,374 Waystar Holding Corp.* 1,401,149
18,905,175
Industrials – 17.3%
21,056 Arcosa, Inc. 2,287,524
12,442 Crane Co. 2,265,439
12,651 Esab Corp. 1,632,991
33,710 Federal Signal Corp. 3,283,691
15,313 Franklin Electric Co., Inc. 1,658,398
102,937 Gates Industrial Corp. PLC* 2,281,084
41,471 Kratos Defense & Security
Solutions, Inc.* 1,123,449
10,393 Loar Holdings, Inc.* 956,988
13,930 Moog, Inc., Class A 3,082,291
13,031 MYR Group, Inc.* 2,057,595
18,077 SPX Technologies, Inc.* 3,189,506
9,571 Standex International Corp. 1,989,715
25,808,671
Information Technology – 18.1%
29,130 Alkami Technology, Inc.* 1,149,761
13,647 ASGN, Inc.* 1,249,383
17,756 Axcelis Technologies, Inc.* 1,318,205
9,571 Badger Meter, Inc. 2,075,184
14,840 Celestica, Inc. (Canada)* 1,264,962
39,093 Clearwater Analytics Holdings,
Inc., Class A* 1,213,447
26,796 Cohu, Inc.* 707,414
11,098 Commvault Systems, Inc.* 1,904,306
6,167 CyberArk Software Ltd.* 1,995,086
29,996 DigitalOcean Holdings, Inc.* 1,142,248
7,799 Impinj, Inc.* 1,499,046
59,996 Knowles Corp.* 1,167,522
16,695 MACOM Technology Solutions
Holdings, Inc.* 2,217,430
31,077 Onestream, Inc.* 928,892
27,067 Semtech Corp.* 1,733,371
9,677 SPS Commerce, Inc.* 1,868,338
41,260 Tenable Holdings, Inc.* 1,732,095
36,369 Vertex, Inc., Class A* 1,973,018
27,139,708
Materials – 7.1%
17,756 Ashland, Inc. 1,386,033
26,200 ATI, Inc.* 1,576,454
39,133 Avient Corp. 2,005,566
71,582 Constellium SE* 877,595
38,228 Graphic Packaging Holding Co. 1,150,281
17,756 HB Fuller Co. 1,365,259

GOLDMAN SACHS SMALL CAP CORE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
21,789 Knife River Corp.* $ 2,255,162
10,616,350
Real Estate – 3.7%
72,631 Independence Realty Trust, Inc.
REIT 1,586,261
88,687 Newmark Group, Inc., Class A 1,372,875
100,386 RLJ Lodging Trust REIT 1,024,941
24,149 Terreno Realty Corp. REIT 1,464,154
5,448,231
Utilities – 0.8%
14,944 ONE Gas, Inc. 1,165,184
TOTAL COMMON STOCKS
(Cost $131,479,013)
147,988,384
Shares Dividend Rate Value
aa
Investment Company – 1.0%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,483,426 4.511% 1,483,426
(Cost $1,483,426)
TOTAL INVESTMENTS – 100.0%
(Cost $132,962,439)
$ 149,471,810
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
53,473
NET ASSETS – 100.0%
$ 149,525,283
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Equity ETFs
Schedule of Investments
November 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2024:
(a)
Bloomberg Clean Energy Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,317,486 $ — $ —
Europe 2,816,425 — —
North America 5,796,959 — —
Oceania 34,524 — —
South America 121,572 51,971 —
Investment Company 29,654 — —
Securities Lending Reinvestment Vehicle 67,989 — —
Total
$ 11,184,609 $ 51,971 $ —
€ 1.00 € 1.00 € 1.00
(a)
Equal Weight U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 6,114,442 $ — $ —
North America 985,197,790 — —
Investment Company 872,007 — —
Total
$ 992,184,239 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Hedge Industry VIP ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 24,808,086 $ — $ —
Europe 6,504,573 — —
North America 285,656,741 — —
South America 6,650,319 — —
Securities Lending Reinvestment Vehicle 5,387,217 — —
Total
$ 329,006,936 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Innovate Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 40,777,730 $ 14,905 $ —
Europe 22,691,264 — 28,403
North America 209,349,179 504,091 —
Oceania 594,133 — —
South America 4,156,186 — —
Exchange-Traded Fund 555,879 — —
Investment Company 632,753 — —
Securities Lending Reinvestment Vehicle 5,421,780 — —
Total
$ 284,178,904 $ 518,996 $ 28,403
€ 1.00 € 1.00 € 1.00
(a)
JUST U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 2,457,956 $ — $ —
North America 427,861,051 — —
Investment Company 1,611,288 — —
Securities Lending Reinvestment Vehicle 52,858 — —
Total
$ 431,983,153 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
North American Pipelines & Power Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 97,326 $ — $ —
North America 11,186,901 — —
Investment Company 86,306 — —
Total
$ 11,370,533 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the
Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
Small Cap Core Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 147,988,384 $ — $ —
Investment Company 1,483,426 — —
Total
$ 149,471,810 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk (each Fund except Small Cap Core Equity ETF) — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a reference index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Index Risk (each Fund except Small Cap Core Equity ETF) — Bloomberg Professional Services, GSAM, JUST Capital
Foundation, Inc. and Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Providers may utilize third party data in constructing each Index, but not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. The Index Providers may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
Industry Concentration Risk (each Fund except Small Cap Core Equity ETF) — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries.
To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE
Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except Small Cap Core Equity ETF) trading individually or in the aggregate at any point in time.
Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.
Non-Diversification Risk — The North American Pipelines & Power Equity ETF and Small Cap Core Equity ETF are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Tracking Error Risk (each Fund except Small Cap Core Equity ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)